(2_FIDELITY_LOGOS)FIDELITY

EMERGING GROWTH
FUND
ANNUAL REPORT
NOVEMBER 30, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     19   Statements of assets and liabilities,
                              operations, and changes in net
                              assets, as well as financial
                              highlights.

NOTES                    23   Notes to the financial statements.

REPORT OF INDEPENDENT    27   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            28


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE




DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995               PAST 1   LIFE OF
                                              YEAR     FUND

Emerging Growth                               47.59%   213.15%

Emerging Growth (including 3% sales charge)   43.16%   203.76%

Russell 2000(registered trademark)            28.49%   155.57%

Average Mid-Cap Fund                          33.69%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case one year, or since the fund started on December 28, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. Total return figures do not include the effect of the 0.75% redemption fee on shares held less than 90 days. You can compare the fund's returns to the performance of the Russell 2000 Index - a broad measure of the performance of small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the average mid-cap fund, which reflects the performance of 98 mid-cap funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. (Lipper recently changed the fund's peer group from small company growth funds to mid-cap funds. This change allows the fund's performance to be compared with other funds that more closely mirror its investment objectives.) Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995              PAST 1   LIFE OF
                                             YEAR     FUND

Emerging Growth                              47.59%   26.06%

Emerging Growth (including 3% sales          43.16%   25.28%
charge)

Russell 2000(registered trademark)           28.49%   20.97%

Average Mid-Cap Fund                         33.69%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
               Fidelity EmeRussell 2
      12/28/90        9700 10000.00
      12/31/90      9758.2 10118.31
      01/31/91     11203.5 11033.34
      02/28/91     11804.9 12263.72
      03/31/91     12648.8 13126.95
      04/30/91     12580.9 13093.92
      05/31/91     13434.5 13718.05
      06/30/91     12493.6 12918.61
      07/31/91     13754.6 13371.94
      08/31/91       14647 13866.90
      09/30/91     14753.7 13975.48
      10/31/91     14967.1 14345.11
      11/30/91     14365.7 13681.63
      12/31/91 16305.87636 14777.18
      01/31/92 16354.91698 15974.53
      02/29/92  16104.3821 16440.53
      03/31/92 15072.17839 15884.04
      04/30/92 14621.21561 15327.56
      05/31/92 14801.60072 15531.38
      06/30/92 14060.01747 14796.86
      07/31/92 14741.47235 15311.50
      08/31/92 14280.48817 14879.43
      09/30/92 14731.45095 15222.82
      10/31/92 15753.63326 15706.69
      11/30/92 16956.20069 16908.56
      12/31/92 17668.44258 17497.62
      01/31/93 18231.11756 18089.85
      02/28/93 17527.13347 17672.04
      03/31/93 18034.41612 18245.49
      04/30/93 17899.83093 17744.65
      05/31/93 19463.08973 18529.84
      06/30/93 19659.79117 18645.43
      07/31/93 19587.32222 18902.86
      08/31/93 20343.06985 19719.50
      09/30/93 20664.00378 20275.98
      10/31/93 21160.93373 20797.86
      11/30/93 20322.36444 20113.33
      12/31/93  21180.1916 20801.02
      01/31/94 21797.79158 21453.20
      02/28/94 21673.65837 21375.61
      03/31/94 20519.21952 20247.03
      04/30/94 20606.11276 20367.37
      05/31/94 19811.66022 20138.67
      06/30/94 18421.36828 19454.83
      07/31/94 19116.51425 19774.47
      08/31/94 20519.21952 20876.35
      09/30/94 20419.91295 20806.45
      10/31/94 21400.56531 20724.34
      11/30/94 20581.28612 19887.35
      12/31/94  21142.3713 20421.66
      01/31/95 20582.39089 20164.00
      02/28/95 21540.57959 21002.81
      03/31/95 22448.99224 21364.52
      04/30/95 23208.07679 21839.57
      05/31/95 24166.26549 22215.08
      06/30/95 26841.72742 23367.51
      07/31/95 30002.50571 24713.52
      08/31/95 30425.60202 25224.78
      09/30/95 31134.91053 25675.24
      10/31/95 30761.59026 24526.99
      11/30/95 30375.82598 25557.48

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Emerging Growth Fund on December 28, 1990, when the fund started, and paid a 3% sales charge. As the chart shows, by November 30, 1995, the value of your investment would have grown to $30,376 - a 203.76% increase on your initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $25,557 - a 155.57% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Strong corporate earnings and a
favorable interest rate
environment helped the U.S.
stock market post robust returns
for the 12 months ended
November 30, 1995. The
Standard & Poor's Composite
Index of 500 Stocks finished the
12-month period with a total
return of 36.98% (including
reinvested dividends ) - well
above its historical annual
average of roughly 12%. With
inflation posing little threat,
interest rates fell during the first
half of 1995. The Federal Reserve
Board cut the fed funds rate -
the rate banks charge each other
for overnight loans - by 0.25% on
July 6 to 5.75%.
Large-capitalization stocks led
the rally, with the weak dollar
helping to bolster overseas
business. Technology companies
posted the strongest earnings
growth and stock price gain,
although they faltered somewhat
in October and November. Lower
interest rates and continued
merger and acquisition activity
helped financial stocks perform well.
In November, the Dow Jones
Industrial Average closed above
5000 for the first time. Returns from
foreign markets suffered as
investors brought capital back to the
U.S. The Morgan Stanley
Emerging Markets Free Index
was down 16.52% for the 12
months ended November 30. The
Morgan Stanley EAFE (Europe,
Australia, Far East) Index was up
7.57% for the year ended
November 30. European markets
have fared well through the first
11 months of 1995, while the
Japanese market recently has
shown signs of recovery.
An interview with Lawrence Greenberg, Portfolio Manager of Fidelity Emerging Growth Fund
Q. HOW HAS THE FUND PERFORMED, LARRY?
A. Pretty well. For the 12-month period ended November 30, 1995, the fund returned 47.59%. For the same period, the average mid-cap stock fund, as tracked by Lipper Analytical Services, returned 33.69%.
Q. WHAT DO YOU THINK WAS BEHIND THE OUTSTANDING PERFORMANCE OF EQUITIES
THIS YEAR?
A. In my opinion, two things really drive the equity market: strong earnings and declining interest rates. Over the past 12 months, we've had both. This really played into the hands of the kinds of aggressive growth stocks the fund owns. Most of these stocks represent small, fast-growing companies which are able to grow faster than other companies in a slow but expanding economic environment. They also can benefit more from a declining interest rate environment.
Q. THE FUND'S TECHNOLOGY WEIGHTING HAS BEEN REDUCED, BUT, AT APPROXIMATELY 57%, IT REMAINED THE LARGEST SECTOR AT THE END OF THE PERIOD. DO YOU THINK THIS AREA OF THE MARKET CAN KEEP UP THE TORRID PACE OF GROWTH WE HAVE SEEN OVER THE PAST YEAR?
A. Probably not. What we saw this past year was strength across the board. For the most part, earnings grew as fast as the stock prices went up. Therefore, despite good appreciation, multiples (e.g. price to earnings)didn't go up that much. I don't think investors can expect the same level of growth in 1996 as they did in 1995. I think investors can expect to see more of an environment of the haves and have-nots, with specific companies leaving others behind.
Q. SO HOW WILL YOU MANAGE THE FUND'S TECHNOLOGY HOLDINGS GOING FORWARD?
A. I intend to approach the technology sector on a more selective basis, looking at individual areas showing strength. For example, corporate America's move from mainframe computing to client-server computing, along with the rise of the Internet, may continue to benefit networking and database companies. These companies provide the hardware and software for the newly downsized corporate networks.
Q. WHY DOES THE FUND HAVE AN APPROXIMATELY 8% STAKE IN UTILITIES WHEN THERE IS SO MUCH UNCERTAINTY BECAUSE OF POSSIBLE DEREGULATION?
A. The fund's utility holdings are in the cellular phone industry and not electric utilities. I believe the cellular industry is one of the best global emerging growth industries in the market. The fund's assets are spread between cellular service providers and equipment manufacturers.
Q. IN THE FUND'S SEMIANNUAL REPORT, YOU DISCUSSED THAT YOU HAD CUT BACK ON THE FUND'S HEALTH CARE EXPOSURE BECAUSE OF CONCERNS SURROUNDING FEDERAL HEALTH CARE REFORM. WHAT'S HAPPENED SINCE THEN?
A. I slowly raised the fund's position in health care stocks as values presented themselves. Congress and the president continue to haggle over the future of Medicare and Medicaid, but I anticipate that government cutbacks in spending could force more Medicare users toward HMOs. Therefore, I've added more HMOs to the portfolio.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. Sure, disappointments came on two fronts. First, in September, the technology sector slowed somewhat as several corporate earnings disappointments fueled investors' concerns that the sector had become overvalued. As this occurred, investors moved to more defensive, consumer-oriented stocks such as Coca-Cola, PepsiCo, Merck and Pfizer. In hindsight, I wish I had been able to make this shift earlier. Secondly, the underperformance of several of the fund's retail stocks hindered performance. Building-supply companies Home Depot and Lowe's, for example, were hurt by falling lumber prices and a drop in demand with the slowdown in the housing market.
Q. HOW WOULD YOU DESCRIBE THE FUND'S FOREIGN EXPOSURE?
A. I prefer to own some of the larger, multinational foreign companies. Aside from currency and political risks, it's hard to keep up with the changes of some of the more fast-growing foreign companies. I favor organizations that offer accessible managements and a constant flow of reliable information.
Q. SO WHAT'S YOUR OUTLOOK?
A. As I discussed before, the real fuel for a strong market - good corporate earnings and declining interest rates - will probably not be as strong in 1996 as they were in 1995. Given what we know now, though, I believe, barring any unforeseen changes, the market environment may still be constructive for stocks next year.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value
of the fund's shares by
investing mainly in the stocks
of companies that Fidelity
believes are in the developing
stage of their life cycle and
offer the potential for
accelerated growth
START DATE: December 28,
1990
SIZE: as of November 30,
1995, more than $1.3 billion
MANAGER: Lawrence
Greenberg, since October
1993; manager, Fidelity VIP:
Growth Portfolio, since April
1991;
Fidelity Select Environmental
Services Portfolio, October
1986 - April 1991; Fidelity
Select Medical Delivery
Portfolio July 1989 - April
1991; joined Fidelity in 1986
(checkmark)
LARRY GREENBERG ON
SPECIALTY RETAILERS:
"Much has been written in the
media about the bad run the
retail sector has had this year.
Rather than investing in
traditional department stores,
I have concentrated most of
the fund's retail holdings in
what are called specialty
retailers or "category killers."
These companies are able to
produce through downturns in
consumer sentiment by
aggressive store expansion
and a unique product that
spurs demand in an anemic
retail market. In my opinion,
one company that exemplified
this better than any other was
Sunglass Hut International. It
demonstrated strong sales
momentum in an economy
where people weren't
aggressively spending
money. It is this type of
company that, in my view, has
been able to overcome macro
economic concerns that other
kinds of retailers can't."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1995
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE STOCKS
                                                  6 MONTHS AGO

Oracle Systems Corp.               4.2            5.0

Cisco Systems, Inc.                4.1            2.6

Microsoft Corp.                    3.6            2.7

AirTouch Communications, Inc.      3.0            2.8

DSC Communications Corp.           2.7            3.4

3Com Corp.                         2.6            1.7

Compaq Computer Corp.              2.5            2.7

Nokia Corp. AB                     2.5            2.4

Silicon Graphics, Inc.             2.0            1.8

Vanguard Cellular Systems, Inc.
Class A                            1.9            2.3

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1995
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

Technology           56.7           62.1

Retail & Wholesale   9.5            11.6

Utilities            7.8            8.2

Health               6.7            2.7

Media & Leisure      3.2            4.5

ASSET ALLOCATION
AS OF NOVEMBER 30, 1995* AS OF MAY 31, 1995**
Row: 1, Col: 1, Value: 10.1
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 44.0
Row: 1, Col: 4, Value: 45.9
Row: 1, Col: 1, Value: 3.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 49.0
Row: 1, Col: 4, Value: 47.0
Stocks 89.9%
Short-term
investments 10.1%
FOREIGN
INVESTMENTS 5.3%
Stocks 97.1%
Short-term
investments 2.9%
FOREIGN
INVESTMENTS 7.3%
*
**
INVESTMENTS NOVEMBER 30, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 89.7%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.1%
Special Devices, Inc. (a)  123,500 $ 1,868
BASIC INDUSTRIES - 0.2%
METALS & MINING - 0.2%
IMCO Recycling, Inc.   110,000  2,489
CONSTRUCTION & REAL ESTATE - 0.0%
BUILDING MATERIALS - 0.0%
Thermo Power Corp. (a)  40,000  550
DURABLES - 0.7%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Safety Components International, Inc. (a)  75,000  1,162
TEXTILES & APPAREL - 0.6%
Adidas AG (a)(b)  6,000  320
NIKE, Inc. Class B  70,000  4,060
Tommy Hilfiger (a)  85,000  3,751
  8,131
TOTAL DURABLES   9,293
ENERGY - 0.3%
INDEPENDENT POWER - 0.3%
Thermo Electron Corp. (a)  75,000  3,713
FINANCE - 0.4%
CREDIT & OTHER FINANCE - 0.2%
Green Tree Acceptance, Inc.   70,000  1,977
Mercury Finance Co.   65,050  927
  2,904
SECURITIES INDUSTRY - 0.2%
Alliance Entertainment Corp. (a)  290,000  2,755
TOTAL FINANCE   5,659
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 6.7%
DRUGS & PHARMACEUTICALS - 1.6%
Amgen, Inc. (a)  85,000 $ 4,218
Biogen, Inc. (a)  50,000  2,725
Cephalon, Inc. (a)  40,000  1,110
Dura Pharmaceuticals, Inc. (a)  50,000  1,463
Genentech, Inc. (special)  40,000  2,045
Merck & Co., Inc.   80,000  4,950
Nature's Sunshine Products, Inc.   50,000  1,125
Pfizer, Inc.   60,000  3,480
  21,116
MEDICAL EQUIPMENT & SUPPLIES - 1.5%
Cardinal Health, Inc.   76,400  4,126
Medtronic, Inc.   105,000  5,762
Oakley, Inc. (a)  45,000  1,440
Physician Sales & Service, Inc. (a)  125,000  2,375
St. Jude Medical, Inc. (a)  50,000  1,975
Thermo Cardiosystems, Inc. (a)  40,000  2,335
Thermedics, Inc. (a)  95,000  2,078
  20,091
MEDICAL FACILITIES MANAGEMENT - 3.6%
Advantage Health Corp. (a)  29,100  960
American Medical Response (a)  160,000  4,580
Columbia/HCA Healthcare Corp.   115,000  5,937
Compdent Corp. (a)  40,000  1,390
Foundation Health Corp. (a)  30,000  1,372
HEALTHSOUTH Rehabilitation Corp. (a)  410,000  12,403
Healthsource, Inc. (a)  30,000  1,875
Multicare Companies, Inc. (a)  80,000  1,670
Oxford Health Plans, Inc. (a)  25,000  1,875
Physician Reliance Network, Inc. (a)  40,000  1,420
Sterling Healthcare Group, Inc. (a)  75,000  938
United HealthCare Corp.   100,000  6,287
U.S. Healthcare, Inc.   74,000  3,367
Vencor, Inc. (a)  160,075  4,962
  49,036
TOTAL HEALTH   90,243
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - 1.6%
ELECTRICAL EQUIPMENT - 1.4%
Avid Technology, Inc. (a)  100,050 $ 3,964
Glenayre Technologies, Inc.   165,075  9,451
Lifeline Systems, Inc. (a)  65,000  780
Omron Corp.   23,000  511
Pinnacle Systems (a)  99,200  3,224
United Communication Industry PCL (For. Reg.)  70,200  842
  18,772
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Brooks Automation, Inc. (a)  7,000  119
Semitool, Inc. (a)  55,300  885
  1,004
POLLUTION CONTROL - 0.1%
TETRA Technologies, Inc. (a)  80,000  1,330
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   21,106
MEDIA & LEISURE - 3.2%
BROADCASTING - 0.3%
Clear Channel Communications, Inc. (a)  1,800  71
EZ Communications, Inc. Class A (a)  69,500  1,129
Emmis Broadcasting Corp. Class A (a)  50,000  1,350
Evergreen Media Corp. Class A (a)  35,000  849
  3,399
LODGING & GAMING - 1.4%
Doubletree Corp. (a)  100,000  2,125
HFS, Inc. (a)  230,000  15,927
Harrah's Entertainment, Inc.   41,200  1,025
  19,077
RESTAURANTS - 1.5%
Apple South, Inc.   255,500  5,366
Applebee's International, Inc.   113,500  3,150
Lone Star Steakhouse Saloon (a)  130,000  5,102
Outback Steakhouse, Inc. (a)  160,000  5,840
Starbucks Corp. (a)  20,000  845
  20,303
TOTAL MEDIA & LEISURE   42,779
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - 9.5%
APPAREL STORES - 1.0%
Baby Superstore, Inc. (a)  40,000 $ 2,250
Claire's Stores, Inc.   9,400  183
Just For Feet, Inc. (a)  300,000  10,238
  12,671
APPLIANCE STORES - 0.7%
Cellstar Corp. (a)  327,100  8,586
DRUG STORES - 0.5%
General Nutrition Companies, Inc. (a)  325,000  7,191
GENERAL MERCHANDISE STORES - 0.2%
Dollar General Corp.   110,050  2,985
RETAIL & WHOLESALE, MISCELLANEOUS - 7.1%
Barnes & Noble, Inc. (a)  50,000  1,837
Bed Bath & Beyond, Inc. (a)  122,100  4,014
Books-A-Million, Inc. (a)  75,000  1,078
Corporate Express (a)  170,000  4,548
Home Depot, Inc. (The)  150,000  6,656
Lowe's Companies, Inc.   622,800  19,618
Micro Warehouse, Inc. (a)  30,000  1,410
Officemax, Inc. (a)  430,000  9,782
Office Depot, Inc. (a)  135,075  3,309
Petco Animal Supplies, Inc. (a)  188,400  5,181
Petsmart, Inc. (a)  274,000  8,837
Staples, Inc. (a)  291,600  7,436
Sunglass Hut International, Inc. (a)  759,700  15,954
U.S. Office Products Co. (a)  120,000  2,010
Viking Office Products, Inc. (a)  86,800  3,993
  95,663
TOTAL RETAIL & WHOLESALE   127,096
SERVICES - 2.7%
LEASING & RENTAL - 1.8%
Hollywood Entertainment Corp. (a)  900,000  14,513
Movie Gallery, Inc. (a)  300,000  10,275
  24,788
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
SERVICES - 0.9%
Medaphis Corp. (a)  286,400 $ 9,308
Zebra Technologies Corp. Class A (a)  38,600  2,577
  11,885
TOTAL SERVICES   36,673
TECHNOLOGY - 56.5%
COMMUNICATIONS EQUIPMENT - 16.0%
ADC Telecommunications, Inc.   24,100  1,097
Aspect Telecommunications Corp. (a)  55,000  1,870
Cisco Systems, Inc. (a)  660,000  55,523
DSC Communications Corp. (a)  900,000  35,663
Ericsson (L.M.) Telephone Co. ADR Class B  375,000  8,906
Global Village Communication (a)  327,600  7,453
Inter-Tel, Inc. (a)  215,000  3,601
InterVoice, Inc. (a)  165,000  3,609
Jabil Circuit, Inc. (a)  125,000  2,594
Microtest, Inc. (a)  48,400  750
Microdyne Corp. (a)  38,600  801
Microwave Power Devices, Inc. (a)  95,000  962
Nokia Corp. AB:
Series A  90,000  4,941
 sponsored ADR  525,000  28,481
P-COM, Inc.   10,200  178
3Com Corp. (a)  765,058  35,001
U.S. Robotics Corp.   203,300  22,312
Westell Technologies, Inc. Class A  800  10
Zoom Telephonics, Inc. (a)  40,000  740
  214,492
COMPUTER SERVICES & SOFTWARE - 19.8%
America Online, Inc. (a)  545,000  22,277
American Management Systems, Inc. (a)  100,000  2,975
Ascend Communications, Inc. (a)  175,000  12,513
Automatic Data Processing, Inc.   40,000  3,185
Broderbund Software, Inc. (a)  60,000  3,885
Business Objects SA sponsored ADR (a)  62,000  3,023
CUC International, Inc. (a)  250,000  9,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Ciber, Inc. (a)  41,700 $ 1,272
CompUSA, Inc. (a)  159,600  5,925
Computer Sciences Corp. (a)  96,000  6,984
DST Systems, Inc. (a)  20,000  578
Datastream Systems, Inc. (a)  30,000  548
Davidson & Associates, Inc. (a)  28,100  695
Electronic Arts, Inc. (a)  115,000  3,924
FTP Software, Inc. (a)  100,000  3,038
Firefox Communications, Inc. (a)  30,000  652
General Motors Corp. Class E  150,000  7,575
HBO & Co.   80,000  5,980
Hummingbird Communications Ltd. (a)  60,000  3,020
Informix Corp. (a)  150,000  4,153
Inso Corp. (a)  101,200  4,099
McAfee Associates, Inc. (a)  100,000  4,775
Medic Computer Systems, Inc. (a)  37,600  2,406
Mercury Interactive Group Corp. (a)  130,900  3,011
Microsoft Corp. (a)  560,000  48,790
NETCOM On-Line Communication Services, Inc. (a)  90,000  6,570
Netscape Communications Corp.   5,000  691
Novell, Inc. (a)  140,000  2,362
Objective Systems Integrators, Inc.   900  17
Oracle Systems Corp. (a)  1,250,000  56,719
Parametric Technology Corp. (a)  75,000  5,306
Peoplesoft, Inc. (a)  340,000  14,280
Progress Software Corp. (a)  43,200  1,372
Project Software & Development, Inc. (a)  2,200  72
PsiNet, Inc.  235,000  4,964
Sierra On-Line, Inc. (a)  50,000  1,700
Softkey International, Inc. (a)  39,800  1,343
Stratacom, Inc. (a)  50,000  3,750
UUNET Technologies, Inc.   9,800  779
Western Digital Corp.   1,000  15
Wonderware Corp. (a)  43,100  1,153
  265,876
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 11.0%
Adaptec, Inc. (a)  266,000 $ 12,469
Bay Networks, Inc. (a)  530,000  23,850
Boca Research, Inc. (a)  54,700  1,573
Compaq Computer Corp. (a)  685,000  33,908
Dell Computer Corp. (a)  150,000  6,638
Discreet Logic, Inc. (a)  75,000  2,287
Fore Systems, Inc.   30,000  1,747
Gateway 2000, Inc. (a)  75,000  2,072
International Business Machines Corp.   185,000  17,876
Madge NV (a)  82,761  3,729
Read Rite Corp. (a)  105,083  2,850
Safeguard Scientifics, Inc. (a)  40,050  1,982
Seagate Technology (a)  85,400  4,505
Silicon Graphics, Inc. (a)  725,000  26,462
Sun Microsystems, Inc. (a)  70,000  5,889
Tech Data Corp. (a)  24,600  415
  148,252
ELECTRONIC INSTRUMENTS - 0.6%
Applied Materials, Inc. (a)  140,000  6,807
Cohu, Inc.   42,100  1,221
  8,028
ELECTRONICS - 9.0%
Altera Corp. (a)  300,000  17,400
Analog Devices, Inc. (a)  246,800  9,132
Atmel Corp. (a)  239,500  7,185
Brightpoint, Inc.(a)   160,000  2,880
Burr-Brown Corp. (a)  23,700  681
Cascade Communications Corp.   10,000  873
Dovatron International, Inc. (a)  40,000  1,310
Electroglas, Inc. (a)  131,200  3,903
Flextronics International   10,800  302
Intel Corp.   175,000  10,653
International Rectifier Corp.   35,000  1,737
Kemet Corp.   100,000  3,050
LSI Logic Corp. (a)  350,000  14,656
Linear Technology Corp.   230,000  10,408
MRV Communications, Inc. (a)  60,000  1,568
Maxim Integrated Products, Inc. (a)  129,800  9,735
Microchip Technology, Inc. (a)  180,000  7,290
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
SGS Thomson Microelectronics NV (a)  84,600 $ 3,151
Sanmina Corp. (a)  107,500  5,550
Solectron Corp.   40,200  1,709
Xilinx, Inc. (a)  235,000  7,549
  120,722
PHOTOGRAPHIC EQUIPMENT - 0.1%
3D Systems Corp. (a)  96,700  1,970
TOTAL TECHNOLOGY   759,340
UTILITIES - 7.8%
CELLULAR - 7.7%
AirTouch Communications, Inc. (a)  1,400,000  40,775
Arch Communications Group, Inc. (a)  125,013  3,141
BCE Mobile Communications, Inc. (a)  36,900  1,180
Metrocall, Inc. (a)  114,300  2,757
Mobile Telecommunications Technologies, Inc. (a) 125,000 2,875 Mobilemedia Corp. (a) 121,000 3,131
Palmer Wireless, Inc. (a)  425,000  9,031
United States Cellular Corp. (a)  200,000  7,000
Vanguard Cellular Systems, Inc. Class A (a)  1,150,000  26,019
Vodafone Group PLC sponsored ADR  200,000  7,225
  103,134
TELEPHONE SERVICES - 0.1%
LCI International, Inc. (a)  60,000  1,110
TOTAL UTILITIES   104,244
TOTAL COMMON STOCKS
(Cost $903,594)   1,205,053
NONCONVERTIBLE PREFERRED STOCKS - 0.2%
TECHNOLOGY - 0.2%
COMPUTERS & OFFICE EQUIPMENT - 0.2%
Silicon Graphics CDA Ltd. exchangeable
(non-vtg.) (a) (Cost $3,392)  85,590  3,124
REPURCHASE AGREEMENTS - 10.1%
 MATURITY AMOUNT  VALUE (NOTE 1)
 (000S) (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.90%, dated
11/30/95 due 12/1/95  $ 135,115 $ 135,093
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,042,079)  $ 1,343,270
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $320,000 or 0.0% of net assets.
INCOME TAX INFORMATION
At November 30,1995, the aggregate cost of investment securities for income tax purposes was $1,047,134,000. Net unrealized appreciation aggregated $296,136,000, of which $319,550,000 related to appreciated investment securities and $23,414,000 related to depreciated investment securities. The fund hereby designates $3,056,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1995

ASSETS

Investment in securities, at value (including repurchase                        $ 1,343,270
agreements of $135,093) (cost $1,042,079) -
See accompanying schedule

Cash                                                                             64

Receivable for investments sold                                                  35,675

Receivable for fund shares sold                                                  5,996

Dividends receivable                                                             139

Other receivables                                                                464

 TOTAL ASSETS                                                                    1,385,608

LIABILITIES

Payable for investments purchased                                    $ 49,673

Payable for fund shares redeemed                                      2,803

Accrued management fee                                                852

Other payables and accrued expenses                                   518

 TOTAL LIABILITIES                                                               53,846

NET ASSETS                                                                      $ 1,331,762

Net Assets consist of:

Paid in capital                                                                 $ 972,807

Accumulated undistributed net realized gain (loss) on                            57,763
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                    301,192
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 54,554 shares outstanding                                       $ 1,331,762

NET ASSET VALUE and redemption price per share                                   $24.41
($1,331,762 (divided by) 54,554 shares)

Maximum offering price per share (100/97.00 of $24.41)                           $25.16


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS YEAR ENDED NOVEMBER 30, 1995

INVESTMENT INCOME                                                     $ 1,146
Dividends

Interest                                                               2,780

 TOTAL INCOME                                                          3,926

EXPENSES

Management fee                                             $ 6,067
Basic fee

 Performance adjustment                                     930

Transfer agent                                              2,298
Fees

 Redemption fees                                            (43)

Accounting fees and expenses                                426

Non-interested trustees' compensation                       10

Custodian fees and expenses                                 62

Registration fees                                           244

Audit                                                       40

Legal                                                       4

 Total expenses before reductions                           10,038

 Expense reductions                                         (95)       9,943

NET INVESTMENT INCOME (LOSS)                                           (6,017)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      78,540

 Foreign currency transactions                              (5)        78,535

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      242,342

 Assets and liabilities in foreign currencies               1          242,343

NET GAIN (LOSS)                                                        320,878

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 314,861
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     YEAR ENDED      YEAR ENDED
                                                         NOVEMBER 30,    NOVEMBER 30,
                                                         1995            1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ (6,017)       $ (2,514)
Net investment income (loss)

 Net realized gain (loss)                                 78,535          (10,566)

 Change in net unrealized appreciation (depreciation)     242,343         18,913

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          314,861         5,833
FROM OPERATIONS

Distributions to shareholders from net realized gains     (1,472)         (108,388)

Share transactions                                        696,173         166,847
Net proceeds from sales of shares

 Reinvestment of distributions                            1,448           106,675

 Cost of shares redeemed                                  (291,096)       (194,550)

 Redemption fees                                          754             188

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          407,279         79,160
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 720,668         (23,395)

NET ASSETS

 Beginning of period                                      611,094         634,489

 End of period                                           $ 1,331,762     $ 611,094

OTHER INFORMATION
Shares

 Sold                                                     31,072          9,893

 Issued in reinvestment of distributions                  89              6,284

 Redeemed                                                 (13,468)        (11,643)

 Net increase (decrease)                                  17,693          4,534


FINANCIAL HIGHLIGHTS
      YEARS ENDED NOVEMBER 30,                     DECEMBER 28,
                                                   1990
                                                   (COMMENCEMENT
                                                   OF OPERATIONS) TO
                                                   NOVEMBER 30,


                                  1995      1994 E    1993      1992      1991

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 16.58   $ 19.63   $ 16.92   $ 14.81   $ 10.00
of period

Income from Investment
Operations

 Net investment income             (.14)     (.07)     (.03)     .09       (.01)
(loss)                            D         D

 Net realized and unrealized       7.99      .34       3.29      2.50      4.80
 gain (loss)

 Total from investment             7.85      .27       3.26      2.59      4.79
 operations

Less Distributions                 -         -         (.02)     -         -
From net investment
income

 From net realized gain            (.04)     (3.33)    (.54)     (.50)     -

 Total distributions               (.04)     (3.33)    (.56)     (.50)     -

Redemption fees added to           .02       .01       .01       .02       .02
paid in capital

Net asset value, end of period    $ 24.41   $ 16.58   $ 19.63   $ 16.92   $ 14.81

TOTAL RETURN B, C                  47.59%    1.27%     19.85%    18.03%    48.10%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 1,332   $ 611     $ 634     $ 615     $ 530
(in millions)

Ratio of expenses to average       1.10%     1.04%     1.20%     1.09%     1.31% A
net assets

Ratio of expenses to average       1.09%     1.02%     1.19%     1.09%     1.31% A
net assets after expense
reductions

Ratio of net investment            (.66)     (.41)     (.20)     .56%      (.10)%
income to average net             %         %         %                   A
assets

Portfolio turnover rate            102%      180%      332%      531%      326% A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF
INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Emerging Growth Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION.
The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. A portion of the fee is accounted for as a reduction of transfer agent expenses. This portion of the redemption fee is used to offset the transaction costs and other expenses that short- term trading imposes on the fund and its shareholders. The remainder of the redemption fee is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,203,746,000 and $884,817,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .35%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20%) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .76% of average net assets.
The Board of Trustees has approved a new group fee rate schedule with rates ranging from .2500% to .5200%. Effective January 1, 1996, FMR voluntarily agreed to implement this new group fee rate schedule as it results in the same or a lower management fee.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD. For the period, Fidelity Distributors Corporation, an affiliate of FMR and the general distributor of the fund, received sales charges of $2,470,000 on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. During the period December 1, 1994 to December 31, 1994, FSC received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .25% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $240,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $95,000 under this arrangement.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity Emerging Growth Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Mt. Vernon Street Trust: Fidelity Emerging Growth Fund, including the schedule of portfolio investments, as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period December 28, 1990 (commencement of operations) to November 30, 1991. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Mt. Vernon Street Trust: Fidelity Emerging Growth Fund as of November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period December 28, 1990 (commencement of operations) to November 30, 1991, in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P
Boston, Massachusetts
January 4, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Emerging Growth Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
 12/11/95 12/8/95 - $.80
 1/8/96 1/5/96 __ $.28
A total of 17% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders. The fund will notify shareholders in January 1996 of the applicable percentage for use in preparing 1995 income tax returns.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




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* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND
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MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
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Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
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1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
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COLORADO
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CONNECTICUT
185 Asylum Street
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265 Church Street
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DELAWARE
222 Delaware Avenue
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FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
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4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
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1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
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GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
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8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
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350 Park Avenue
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10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Lawrence Greenberg, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

FIDELITY


(registered trademark)
NEW MILLENNIUM(trademark)
FUND
ANNUAL REPORT
NOVEMBER 30, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     22   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    26   Notes to the financial statements.

REPORT OF INDEPENDENT    30   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            31


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE




DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995          PAST 1   LIFE OF
                                         YEAR     FUND

New Millennium                           50.92%   90.28%

New Millennium (incl. 3% sales charge)   46.39%   84.57%

S&P 500(registered trademark)            36.98%   49.19%

Average Capital Appreciation Fund        30.28%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case one year, or since the fund began on December 28, 1992. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. To measure how the fund's performance stacked up against its peers, you can compare it to the average capital appreciation fund, which reflects the performance of 152 capital appreciation funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995                PAST 1   LIFE OF
                                               YEAR     FUND

New Millennium                                 50.92%   24.59%

New Millennium (incl. 3% sales charge)         46.39%   23.30%

S&P 500(registered trademark)                  36.98%   14.65%

Average Capital Appreciation Fund              30.28%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
               Fidelity NewStandard
      12/28/92        9700 10000.00
      12/31/92      9777.6  9910.45
      01/31/93     10291.7  9993.70
      02/28/93     10029.8 10129.62
      03/31/93     10437.2 10343.35
      04/30/93     10340.2 10093.04
      05/31/93     10951.3 10363.53
      06/30/93     11038.6 10393.59
      07/31/93     11242.3 10352.01
      08/31/93     11620.6 10744.36
      09/30/93     11892.2 10661.62
      10/31/93     12105.6 10882.32
      11/30/93     11610.9 10778.94
      12/31/93 12189.93656 10909.36
      01/31/94 12418.52358 11280.28
      02/28/94 12448.35189 10974.59
      03/31/94 11682.75837 10496.09
      04/30/94 11613.15896 10630.44
      05/31/94 11533.61677 10804.78
      06/30/94 11285.04744 10540.07
      07/31/94   11523.674 10885.78
      08/31/94 12160.01148 11332.10
      09/30/94 12368.80971 11054.46
      10/31/94 12756.57786 11303.19
      11/30/94 12229.61089 10891.52
      12/31/94 12290.89452 11053.05
      01/31/95 12026.24827 11339.65
      02/28/95  12546.0268 11781.56
      03/31/95 13014.84665 12129.23
      04/30/95 13830.18551 12486.44
      05/31/95 13983.06155 12985.52
      06/30/95 15195.87811 13287.17
      07/31/95  16500.4203 13727.78
      08/31/95 16694.06328 13762.23
      09/30/95  17325.9509 14343.00
      10/31/95 17162.88312 14291.79
      11/30/95 18457.23357 14919.20

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity New Millennium Fund on December 28, 1992, when the fund started and paid a 3% sales charge. As the chart shows, by November 30, 1995, the value of your investment would have grown to $18,457 - a 84.57% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $14,919 - a 49.19% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Strong corporate earnings and a
favorable interest rate
environment helped the U.S.
stock market post robust returns
for the 12 months ended
November 30, 1995. The
Standard & Poor's Composite
Index of 500 Stocks finished the
12-month period with a total
return of 36.98% (including
reinvested dividends ) - well
above its historical annual
average of roughly 12%. With
inflation posing little threat,
interest rates fell during the first
half of 1995. The Federal Reserve
Board cut the fed funds rate -
the rate banks charge each other
for overnight loans - by 0.25% on
July 6 to 5.75%.
Large-capitalization stocks led
the rally, with the weak dollar
helping to bolster overseas
business. Technology companies
posted the strongest earnings
growth and stock price gain,
although they faltered somewhat
in October and November. Lower
interest rates and continued
merger and acquisition activity
helped financial stocks perform well.
In November, the Dow Jones
Industrial Average closed above
5000 for the first time. Returns from
foreign markets suffered as
investors brought capital back to
the U.S. The MS Emerging
Markets Free Index was down
16.52% for the 12 months ended
November 30. The MS EAFE
(Europe, Australia, Far East)
Index was up 7.57% for the year
ended November 30. European
markets have fared well through
the first 11 months of 1995, while
the Japanese market recently
has shown signs of recovery.
An interview with Neal Miller, Portfolio Manager of Fidelity New Millennium
Fund
Q. HOW HAS THE FUND PERFORMED, NEAL?
A. For 12 months ended November 30, 1995, New Millennium returned 50.92%. That beat the average capital appreciation fund, which returned 30.28% for the same time period, according to Lipper Analytical Services.
Q. THE FUND DID WELL. WHAT WAS THE MARKET LIKE?
A. Many factors came together to produce the good results the fund experienced during the period. In looking at the past history of the presidential election cycles, I've found that the period before the election - which includes this reporting period - is usually a strong time for the market. Incumbent politicians often err on the side of fiscal and monetary easing when necessary. Although there's no guarantee that will happen, the stage is set and, if economic conditions begin to decline, I believe it is likely that some kind of economic stimulus could be applied. In addition, I thought the outlook for earnings was strong and that the outlook for stocks was favorable compared to other investment alternatives during the period.
Q. WHERE DID YOU FIND INVESTMENT OPPORTUNITIES DURING THE PERIOD?
A. Investing in the Internet-related stocks was the fund's major theme. There's an increasing realization in society about the profound implications of the Internet. The commercial areas of application for this communications "utility" are growing every day. Web sites are being added at a rate of 20% per month. While some critics cite the Internet as being some kind of fad, I disagree. The closest parallel I can draw is the advent of xerography and how the copier transformed business in the 1960s. The acceleration of the transfer of information throughout organizations became a very important - and permanent - change in the corporate environment.
Q. HOW LONG CAN THE INTERNET LAST AS AN INVESTMENT IDEA?
A. There's no way of knowing how long it could last, but I'm not anxious to move out of it yet. Xerography was strong from 1958 to 1966 and I look at the Internet in the same way. Though hardware will be in place in the near future, I believe that peripheral equipment, service technology and creative ways of organizing and displaying data for the Internet will continue to evolve and provide opportunity.
Q. WHAT OTHER INVESTMENT THEMES DID YOU EMPLOY DURING THE PERIOD?
A. I'm interested in the "de-conglomeratization" of corporate America. It used to be that companies with lower cost of capital and excess cash would acquire other companies. Companies that were highly valued acquired companies that were lower valued and, as a result, many "conglomerates" were born. Today, the trend of de-conglomeratization is highlighted by the activities of some insurance companies, manufacturers and large utilities. I've seen it happening and I looked for managements that would want to break up their companies. My strategy was to look for companies with assets that were worth more than the market price of their stock. During the period, many of these companies performed well and I'll look for the trend to continue.
Q. WHY DID FIDELITY ELIMINATE THE LIMIT ON NEW MILLENNIUM'S ASSET SIZE?
A. It has not been difficult identifying investment opportunities that comply with the fund's strategy, which is to search for companies that benefit from social and economic changes in the marketplace. Our goal has always been to manage the fund in the best interests of the shareholders and we can continue to do that given the many opportunities in available securities.
Q. WHAT INVESTMENTS DIDN'T WORK OUT AS YOU WOULD HAVE LIKED?
A. I'd hoped that the prices of oil and natural gas would have been higher than they were during the period. I thought that the broader-based service companies in this industry would perform well. Prices didn't increase because overall industry activity hasn't been very strong. I was also disappointed by the performance of some computer retailers. My feeling is that consumers are confused about what kind of computer to buy and that those sentiments were reflected in the stock prices of some computer retailers.
Q. WHAT'S YOUR OUTLOOK GOING FORWARD?
A. I continue to remain optimistic about the immediate outlook for stocks. I think stocks will continue to be an attractive investment option for the next six months, especially with the presidential election backdrop.
FUND FACTS
GOAL: to increase the value
of the fund's shares over the
long term by focusing on
stocks with growth potential
due to social and economic
changes
START DATE: December 28,
1992
SIZE: as of November
30, 1995, more than $543
million
MANAGER: Neal Miller, since
1992; manager, Equity
Portfolios, since 1988; Fidelity
Aggressive Equity Discipline,
since 1990; Fidelity Special
Equity Discipline, 1988 -1990;
joined Fidelity in 1988
(checkmark)
NEAL MILLER ON THE THREE
COMMERCIAL STAGES OF THE
INTERNET:
"Early on, I saw the Internet as a
new communications tool that
would save time and money for
its users.  The stream of
information flowing into the
Internet has increased and I
see the commercial stages of
the Internet as being broken
down into three distinct steps:
1) the development of
equipment which allows
access to the Internet
2) the development of useful
and practical services
3) the organization and
dispersion of information.
I think about these stages of
the Internet when making
investment decisions."
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1995
                                 % OF FUND'S    % OF FUND'S
                                 INVESTMENTS    INVESTMENTS
                                                IN THESE STOCKS
                                                6 MONTHS AGO

U.S. Robotics Corp.              6.4            3.7

BBN Corp.                        2.8            1.9

Ascend Communications, Inc.      2.6            0.0

Cisco Systems, Inc.              2.6            2.3

Adobe Systems, Inc.              2.0            2.0

Intuit                           1.4            0.0

Boeing Co.                       1.4            0.0

CMG Information Services, Inc.   1.4            0.0

Primark Corp.                    1.4            0.0

Adaptec, Inc.                    1.2            0.0

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1995
                  % OF FUND'S    % OF FUND'S
                  INVESTMENTS    INVESTMENTS
                                 IN THESE MARKET SECTORS
                                 6 MONTHS AGO

Technology        39.2           46.7

Energy            6.5            11.0

Services          5.9            4.0

Health            5.2            4.5

Media & Leisure   3.9            5.5

ASSET ALLOCATION
AS OF NOVEMBER 30, 1995 * AS OF MAY 31, 1995 **
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 10.5
Row: 1, Col: 3, Value: 49.5
Row: 1, Col: 4, Value: 40.0
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 4.1
Row: 1, Col: 3, Value: 40.0
Row: 1, Col: 4, Value: 45.9
Stocks 89.5%
Short-term
investments 10.5%
FOREIGN
INVESTMENTS 8.7%
Stocks 95.9%
Short-term
investments 4.1%
FOREIGN
INVESTMENTS 6.3%


*
**

INVESTMENTS NOVEMBER 30, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 89.5%
 SHARES VALUE (NOTE 1)

AEROSPACE & DEFENSE - 3.9%
AEROSPACE & DEFENSE - 2.9%
Boeing Co.   103,300 $ 7,527,966
McDonnell Douglas Corp.   33,300  2,967,863
Precision Castparts Corp.   87,300  3,142,800
Rockwell International Corp.   8,400  411,600
Sundstrand Corp.   24,600  1,592,850
  15,643,079
DEFENSE ELECTRONICS - 0.5%
Alpha Industries, Inc. (a)  45,000  663,750
Litton Industries, Inc. (a)  43,600  1,956,550
  2,620,300
SHIP BUILDING & REPAIR - 0.5%
General Dynamics Corp.   43,200  2,575,800
TOTAL AEROSPACE & DEFENSE   20,839,179
BASIC INDUSTRIES - 2.8%
CHEMICALS & PLASTICS - 2.1%
Ethyl Corp.   43,300  541,250
IMC Fertilizer Group, Inc.   119,800  4,634,763
Monsanto Co.   29,300  3,354,850
NL Industries, Inc. (a)  15,500  189,875
Potash Corp. of Saskatchewan  28,400  1,964,468
Schulman (A.), Inc.   39,000  736,125
  11,421,331
METALS & MINING - 0.7%
Brush Wellman, Inc.   50,500  883,750
Inco Ltd.   83,100  2,977,127
  3,860,877
TOTAL BASIC INDUSTRIES   15,282,208
CONGLOMERATES - 0.9%
ITT Corp.   26,700  3,274,088
United Technologies Corp.   17,300  1,621,875
   4,895,963
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE - 1.2%
CONSTRUCTION - 1.2%
Butler Manufacturing Co.  142,250 $ 4,907,625
NCI Building Systems, Inc. (a)  77,000  1,771,000
TOTAL CONSTRUCTION & REAL ESTATE   6,678,625
DURABLES - 3.1%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Chrysler Corp.   22,100  1,146,438
CONSUMER DURABLES - 0.0%
Shuffle Master, Inc.   4,800  65,400
CONSUMER ELECTRONICS - 0.4%
Maytag Co.   22,400  456,400
Sony Corp. ADR  30,600  1,648,575
  2,104,975
HOME FURNISHINGS - 0.0%
Interco, Inc. (a)  2,900  24,288
TEXTILES & APPAREL - 2.5%
Hartmarx Corp. (a)  91,700  412,650
Jones Apparel Group, Inc. (a)  12,500  451,563
Nautica Enterprises, Inc. (a)  12,600  447,300
NIKE, Inc. Class B  40,100  2,325,800
Nine West Group, Inc. (a)  76,800  3,408,000
Quiksilver (a)  28,300  891,450
St. John Knits   15,800  740,625
Tultex Corp. (a)  13,700  65,075
Wolverine World Wide, Inc.   149,100  4,697,175
  13,439,638
TOTAL DURABLES   16,780,739
ENERGY - 6.5%
ENERGY SERVICES - 6.1%
Arethusa Offshore Ltd.   157,000  3,571,750
Atwood Oceanics, Inc. (a)  7,500  140,625
BJ Services Co. (a)  27,000  664,875
Baker Hughes, Inc.   98,700  2,011,013
Daniel Industries, Inc.   61,000  808,250
ENSCO International, Inc. (a)  59,700  1,007,438
Global Marine, Inc. (a)  378,100  2,552,175
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)

ENERGY - CONTINUED
ENERGY SERVICES - CONTINUED
Input/Output, Inc. (a)  8,600 $ 396,675
Nabors Industries, Inc. (a)  84,600  835,425
Offshore Logistics, Inc. (a)  107,800  1,293,600
Reading & Bates Corp. (a)  164,300  2,156,438
Schlumberger Ltd.   64,800  4,114,800
Smith International, Inc. (a)  270,400  4,563,000
Sonat Offshore Drilling, Inc.   69,800  2,408,100
Varco International, Inc. (a)  111,500  1,017,438
Weatherford Enterra, Inc. (a)  204,150  5,180,306
  32,721,908
OIL & GAS - 0.4%
Camco International, Inc.   79,900  1,877,650
Santa Fe Energy Resources, Inc. (a)  46,700  431,975
  2,309,625
TOTAL ENERGY   35,031,533
FINANCE - 3.1%
BANKS - 0.8%
Bangkok Bank Ltd.   33,000  351,371
Bank of Boston Corp.   13,000  602,875
Bank of New Hampshire Corp.   8,600  342,925
BayBanks, Inc.   24,700  2,050,100
Silicon Valley Bancshares (a)  23,800  529,550
Zions Bancorporation  9,700  683,850
  4,560,671
CREDIT & OTHER FINANCE - 0.1%
American Express Co.   13,200  561,000
FEDERAL SPONSORED CREDIT - 0.7%
Student Loan Marketing Association  53,500  3,751,688
INSURANCE - 1.0%
CNA Financial Corp. (a)  5,100  592,238
Conseco, Inc.   21,800  1,248,050
Liberty Corp. (The)  12,000  397,500
Loews Corp.   22,300  3,423,050
  5,660,838
SAVINGS & LOANS - 0.2%
Golden West Financial Corp.   15,500  792,438
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)

FINANCE - CONTINUED
SECURITIES INDUSTRY - 0.3%
Daiwa Securities Co. Ltd.   46,000 $ 635,415
Nikko Securities Co. Ltd.   22,000  241,391
Nomura Securities Co. Ltd.   27,000  529,023
Provida SA sponsored ADR  13,300  307,563
  1,713,392
TOTAL FINANCE   17,040,027
HEALTH - 5.2%
DRUGS & PHARMACEUTICALS - 2.2%
Amgen, Inc. (a)  132,100  6,555,463
Hauser Chemical Research, Inc. (a)  214,000  1,016,500
Merck & Co., Inc.   33,300  2,060,438
Regeneron Pharmaceuticals, Inc.  (a)  169,500  1,885,688
Rexall Sundown, Inc. (a)  10,200  198,900
  11,716,989
MEDICAL EQUIPMENT & SUPPLIES - 1.5%
Advanced Technology Laboratories, Inc. (a)  44,500  956,750
Ballard Medical Products  53,200  911,050
Beckman Instruments, Inc.   6,800  237,150
Datascope Corp. (a)  9,900  252,450
Dentsply International, Inc.   40,300  1,445,763
EMPI, Inc. (a)  30,900  571,650
Hologic, Inc. (a)  23,600  997,100
Invacare Corp.   1,300  34,775
Medtronic, Inc.   17,000  932,875
Millipore Corp.   15,900  592,275
Oakley, Inc. (a)  13,200  422,400
Physician Sales & Service, Inc. (a)  17,400  330,600
Sybron Corp.   2,400  115,800
Zoll Medical Corp. (a)  47,000  417,125
  8,217,763
MEDICAL FACILITIES MANAGEMENT - 1.5%
Advantage Health Corp. (a)  10,100  333,300
Medpartners, Inc. (a)  37,600  1,066,900
Phycor, Inc. (a)  42,700  1,910,825
Physician Reliance Network, Inc. (a)  113,300  4,022,150
Physicians Resource Group, Inc.  (a)  35,400  769,950
  8,103,125
TOTAL HEALTH   28,037,877
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)

HOLDING COMPANIES - 0.0%
Gray Communications Systems, Inc.   7,350 $ 141,488
INDUSTRIAL MACHINERY & EQUIPMENT - 2.8%
ELECTRICAL EQUIPMENT - 1.4%
C-COR Electronics, Inc. (a)  163,600  4,212,700
Hughes Supply, Inc.   5,100  133,875
Information  Resources Engineering, Inc.  3,600  85,950
LSI Lighting Systems, Inc.  21,900  320,288
Omron Corp.   42,000  934,019
TSX Corp. (a)  82,200  1,705,650
  7,392,482
INDUSTRIAL MACHINERY & EQUIPMENT - 1.4%
Cascade Corp.   131,400  1,888,875
Duriron Co., Inc.   94,700  2,722,625
Gardner Denver Machinery, Inc.  (a)  14,100  236,175
Ionics, Inc.   3,800  164,350
Keystone International, Inc.   72,200  1,480,100
Robotic Vision Systems, Inc. (a)  17,800  465,025
Twin Disc, Inc.   38,400  878,400
  7,835,550
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   15,228,032
MEDIA & LEISURE - 3.9%
BROADCASTING - 1.1%
American Radio Systems Corp. Class A (a)  8,100  184,275
Clear Channel Communications, Inc. (a)  40,600  1,601,163
Evergreen Media Corp. Class A (a)  22,900  555,325
Gaylord Entertainment Co. Class A  33,800  853,450
Hungarian Telephone & Cable Corp. (a)  5,000  54,063
Jacor Communications, Inc. Class A (a)  10,900  188,025
Liberty Media Group, Series A  5,375  150,500
Lin Television Corp. (a)  38,500  1,106,875
Metromedia International Group, Inc. (a)  37,671  678,078
New World Communications Group, Inc. Class A (a)  17,500  306,250
Young Broadcasting, Inc. Class A (a)  15,100  377,500
  6,055,504
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.2%
Anthony Industries, Inc.   7,800 $ 174,525
West Marine, Inc. (a)  35,100  1,180,238
  1,354,763
LODGING & GAMING - 1.2%
Circus Circus Enterprises, Inc. (a)  14,800  410,700
Grand Casinos, Inc. (a)  29,000  1,065,750
International Speedway Corp.   3,400  822,800
Speedway Motorsports (a)  128,000  3,696,000
Stratosphere Corp. (a)  28,000  308,000
  6,303,250
PUBLISHING - 1.0%
CCH, Inc. Class A  31,200  1,700,400
Meredith Corp.   35,400  1,393,875
Times Mirror Co. Class A  14,400  468,000
Wiley (John) & Sons, Inc. Class A  18,000  585,000
Wolters Kluwer NV  17,200  1,451,575
  5,598,850
RESTAURANTS - 0.4%
Cooker Restaurant Corp.   79,400  843,625
Rainforest Cafe, Inc. (a)  45,800  1,104,925
  1,948,550
TOTAL MEDIA & LEISURE   21,260,917
NONDURABLES - 2.3%
AGRICULTURE - 0.1%
DEKALB Genetics Corp. Class B  5,300  239,825
Molinos Rio de La Plata SA Class B (Reg.)  78,100  605,275
  845,100
BEVERAGES - 0.8%
Seagram Co. Ltd.   98,900  3,615,855
Zaklady Piwowarskie W Zywcu SA  11,400  793,456
  4,409,311
FOODS - 1.1%
Chiquita Brands International, Inc.   127,400  1,703,975
Kellogg Co.   26,300  2,008,663
Ralston Purina Co.   26,800  1,715,200
Wedel SA  12,500  495,737
  5,923,575
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)

NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - 0.2%
Rubbermaid, Inc.  39,800 $ 1,094,500
TOBACCO - 0.1%
Culbro Corp. (a)  1,600  80,400
Souza Cruz Industria Comerico  50,000  297,604
  378,004
TOTAL NONDURABLES   12,650,490
RETAIL & WHOLESALE - 3.5%
APPAREL STORES - 1.1%
Claire's Stores, Inc.   96,700  1,885,650
Genesco, Inc. (a)  51,400  218,450
Just For Feet, Inc.   8,400  286,650
Norton McNaughton, Inc. (a)  22,500  303,750
Talbots, Inc.   120,400  3,506,650
  6,201,150
GENERAL MERCHANDISE STORES - 0.7%
Carrefour  3,200  1,764,854
Casey's General Stores, Inc.   11,100  258,075
Matahari Putra Prima PT (For. Reg.)  1,037,500  1,919,612
  3,942,541
GROCERY STORES - 1.0%
Albertson's, Inc.   114,800  3,530,100
Circle K Corp.   6,500  154,375
Richfood Holdings, Inc. Class A  16,200  455,625
Safeway, Inc. (a)  22,700  1,055,550
  5,195,650
RETAIL & WHOLESALE, MISCELLANEOUS - 0.7%
Books-A-Million, Inc. (a)  18,800  270,250
Borders Group, Inc. (a)  34,400  606,300
Brookstone, Inc. (a)  33,200  290,500
Fabri-Centers of America, Inc. Class A (a)  30,200  441,675
Henry Schein, Inc. (a)  26,900  679,225
Moovies, Inc. (a)  18,100  289,600
Orchard Supply Hardware Corp. (a)  8,000  174,000
Staples, Inc. (a)  18,700  476,850
U.S. Office Products Co. (a)  22,600  378,550
Williams-Sonoma, Inc. (a)  3,900  78,000
  3,684,950
TOTAL RETAIL & WHOLESALE   19,024,291
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)

SERVICES - 5.9%
ADVERTISING - 1.4%
CMG Information Services, Inc.  (a)  100,100 $ 7,507,500
EDUCATIONAL SERVICES - 0.9%
Apollo Group, Inc. Class A (a)  161,199  4,956,869
LEASING & RENTAL - 0.2%
Aaron Rents, Inc. Class A  4,700  83,425
Hollywood Entertainment Corp. (a)  54,800  883,650
  967,075
PRINTING - 0.4%
Cadmus Communications Corp.   30,200  860,700
Graphic Industries, Inc.  76,300  791,613
United Stationers, Inc.   21,200  471,700
  2,124,013
SERVICES - 3.0%
ABR Information Services, Inc. (a)  28,050  953,700
Comdata Holdings Corp. (a)  38,700  928,800
Gartner Group, Inc. Class A  (a)  36,000  1,566,000
Medaphis Corp.   35,500  1,153,750
Regis Corp.   96,900  2,265,038
Seattle FilmWorks, Inc. (a)  31,200  585,000
Service Corp. International  73,400  2,981,875
Sotheby's Holdings, Inc. Class A  9,700  134,588
Thomas Group  (a)  2,300  35,075
U.S. Delivery Systems, Inc. (a)  41,900  984,650
Veterinary Centers of America, Inc. (a) 100,100 1,539,038 Western Atlas, Inc. (a) 25,200 1,206,450
Zebra Technologies Corp. Class A (a)  27,100  1,808,925
  16,142,889
TOTAL SERVICES   31,698,346
TECHNOLOGY - 39.2%
COMMUNICATIONS EQUIPMENT - 9.6%
Cabletron Systems, Inc. (a)  4,400  365,200
Cisco Systems, Inc. (a)  165,700  13,939,513
Ericsson (L.M.) Telephone Co. Class B ADR 58,800 1,396,500 ITI Technologies (a) 4,700 118,675
Octel Communications Corp. (a)  4,700  154,513
Symmetricom, Inc.  (a)  89,200  1,349,150
U.S. Robotics Corp.   318,800  34,988,300
Westell Technologies,Inc.   300  3,900
  52,315,751
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)

TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - 20.7%
Adobe Systems, Inc.   158,200 $ 10,698,275
America Online, Inc. (a)  118,000  4,823,250
Ascend Communications, Inc.  (a)  197,000  14,085,500
Aspen Technology, Inc. (a)  54,700  1,641,000
BBN Corp. (a)  411,200  15,420,000
Broderbund Software, Inc.  (a)  9,100  589,225
CACI International, Inc. Class A (a)  123,900  1,486,800
Camelot Corp. (a)  14,100  70,941
Casino Data Systems (a)  21,600  372,600
Computer Sciences Corp.  (a)  9,300  676,575
CUC International, Inc. (a)  173,800  6,604,400
CyCare Systems, Inc. (a)  29,400  823,200
Data Transmission Network Corp. (a)  800  35,600
Datastream Systems, Inc. (a)  25,500  465,375
Davidson & Associates, Inc. (a)  71,800  1,777,050
Desktop Data, Inc. (a)  13,900  371,825
Edmark Corp. (a)  22,650  934,313
Epic Design Technology (a)  210,000  4,462,500
HBO & Co.   33,900  2,534,025
Henry (Jack) & Associates, Inc.   59,933  1,445,884
Hogan Systems, Inc. (a)  5,500  50,875
Informix Corp. (a)  50,900  1,409,294
Intuit (a)  90,400  7,593,600
Legato Systems, Inc. (a)  26,400  1,049,400
Macromedia, Inc. (a)  81,400  3,785,100
McAfee Associates, Inc. (a)  6,450  307,988
Netscape Communications Corp. (a)  7,000  967,750
Objective Systems Integrato  400  7,600
Parametric Technology Corp. (a)  17,500  1,238,125
Primark Corp. (a)  268,700  7,422,838
Project Software & Development, Inc. (a)  29,900  979,225
Quality Systems, Inc. (a)  20,600  517,575
Quarterdeck Office Systems (a)  39,000  1,248,000
Rational Software Corp. (a)  215,500  3,798,188
Security Dynamics Technologies, Inc. (a)  18,200  900,900
Sierra On-Line, Inc. (a)  31,500  1,071,000
Softdesk, Inc. (a)  31,700  729,100
Softkey International, Inc. (a)  11,800  398,250
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)

TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Stratacom, Inc. (a)  31,300 $ 2,347,500
Summit Medical Systems (a)  2,300  51,175
Systems Software Associates, Inc.   40,400  1,454,400
UUNET Technologies, Inc. (a)  41,700  3,315,150
Verity, Inc. (a)  30,100  1,497,475
Wonderware Corp. (a)  28,200  754,350
Xcellenet, Inc.   7,300  140,525
  112,353,721
COMPUTERS & OFFICE EQUIPMENT - 7.4%
Adaptec, Inc. (a)  140,900  6,604,688
Bay Networks, Inc. (a)  135,000  6,075,000
Boca Research, Inc. (a)  128,700  3,700,125
Checkmate Electronics, Inc.  (a)  52,400  799,100
Compaq Computer Corp. (a)  24,000  1,188,000
Diebold, Inc.   82,250  4,719,094
Filenet Corp. (a)  77,200  3,300,300
Intergraph Corp. (a)  152,000  2,612,500
International Business Machines Corp.   26,500  2,560,563
Key Tronic Corp.  (a)  76,600  852,175
National Computer System, Inc.   47,400  995,400
Sun Microsystems, Inc.  (a)  31,000  2,607,875
Telxon Corp.   50,900  1,183,425
Xerox Corp.   19,300  2,646,513
  39,844,758
ELECTRONIC INSTRUMENTS - 0.7%
Cognex Corp. (a)  40,500  2,460,375
Credence Systems Corp. (a)  40,600  1,207,850
II-VI, Inc. (a)  27,700  335,863
  4,004,088
ELECTRONICS - 0.8%
Altera Corp. (a)  30,400  1,763,200
Atmel Corp.  (a)  33,500  1,005,000
Data I/O Corp. (a)  58,700  462,263
Micron Technology, Inc.   1,500  82,125
Richardson Electronics Ltd.   10,600  98,050
Supertex, Inc. (a)  80,700  847,350
  4,257,988
TOTAL TECHNOLOGY   212,776,306
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)

TRANSPORTATION - 3.2%
AIR TRANSPORTATION - 2.7%
Alaska Air Group, Inc. (a)  67,100 $ 1,216,188
America West Airlines, Inc. Class B (a)  115,500  2,064,563
Continental Airlines, Inc. (a)  29,000  1,134,625
Delta Air Lines, Inc.   7,200  558,900
Southwest Airlines Co.   182,000  4,550,000
Trans World Airlines, Inc. (a)  212,700  2,552,400
UAL Corp. (a)  11,800  2,469,150
  14,545,826
TRUCKING & FREIGHT - 0.5%
Expeditors International of Washington, Inc.   110,100  2,807,550
TOTAL TRANSPORTATION   17,353,376
UTILITIES - 2.0%
CELLULAR - 0.2%
Arch Communications Group, Inc.  (a)  20,548  516,269
Vodafone Group PLC sponsored ADR  21,700  783,913
  1,300,182
ELECTRIC UTILITY - 0.2%
Mosenergo AO sponsored ADR (b)  31,000  232,500
Utilicorp United, Inc.   23,200  646,700
  879,200
TELEPHONE SERVICES - 1.6%
AT&T Corp.   35,700  2,356,200
LCI International, Inc. (a)  56,000  1,036,000
Telebras sponsored ADR  69,200  3,321,600
Telecom Argentina Class B sponsored ADR  12,100  529,375
Telefonica de Argentina SA sponsored ADR  26,700  654,150
Telefonos de Mexico SA sponsored ADR representing shares
Ord. Class L  24,000  792,000
  8,689,325
TOTAL UTILITIES   10,868,707
TOTAL COMMON STOCKS
(Cost $385,675,921)   485,588,104
REPURCHASE AGREEMENTS - 10.5%
 MATURITY VALUE (NOTE 1)
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.90%, dated
11/30/95 due 12/1/95  $ 57,119,360 $ 57,110,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $442,785,921)  $ 542,698,104
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $232,500 or 0% of net assets.
INCOME TAX INFORMATION
At November 30, 1995 the aggregate cost of investment securities for income tax purposes was $443,980,151. Net unrealized appreciation aggregated $98,717,953, of which $121,868,370 related to appreciated investment securities and $23,150,417 related to depreciated investment securities. The fund hereby designates $22,720,964 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1995

ASSETS

Investment in securities, at value (including repurchase                   $ 542,698,104
agreements of $57,110,000) (cost $442,785,921) -
See accompanying schedule

Cash                                                                        547

Receivable for investments sold                                             7,712,082

Receivable for fund shares sold                                             28,105,753

Dividends receivable                                                        270,687

Other receivables                                                           37,950

 TOTAL ASSETS                                                               578,825,123

LIABILITIES

Payable for investments purchased                           $ 29,470,686

Payable for fund shares redeemed                             5,201,066

Accrued management fee                                       305,197

Other payables and accrued expenses                          195,117

 TOTAL LIABILITIES                                                          35,172,066

NET ASSETS                                                                 $ 543,653,057

Net Assets consist of:

Paid in capital                                                            $ 377,119,450

Accumulated undistributed net realized gain (loss) on                       66,622,241
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                               99,911,366
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 30,021,770 shares outstanding                              $ 543,653,057

NET ASSET VALUE, offering price and redemption price per                    $18.11
share ($543,653,057 (divided by) 30,021,770 shares)

Maximum offering price per share (100/97.00 of $18.11)                      $18.67


STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1995

INVESTMENT INCOME                                                        $ 248,400
Special dividend from Arethusa Offshore Ltd.

Other dividends                                                           2,109,186

Interest                                                                  1,218,885

 TOTAL INCOME                                                             3,576,471

EXPENSES

Management fee                                             $ 2,299,623
Basic fee

 Performance adjustment                                     532,313

Transfer agent fees                                         1,016,911

Accounting fees and expenses                                208,591

Non-interested trustees' compensation                       2,877

Custodian fees and expenses                                 26,424

Registration fees                                           48,823

Audit                                                       30,814

Legal                                                       1,736

Interest                                                    1,148

Miscellaneous                                               1,541

 Total expenses before reductions                           4,170,801

 Expense reductions                                         (70,409)      4,100,392

NET INVESTMENT INCOME (LOSS)                                              (523,921)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      67,747,608

 Foreign currency transactions                              (178,545)     67,569,063

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      77,247,214

 Assets and liabilities in foreign currencies               839           77,248,053

NET GAIN (LOSS)                                                           144,817,116

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 144,293,195
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED       YEAR ENDED
                                                         NOVEMBER 30,     NOVEMBER 30,
                                                         1995             1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ (523,921)      $ (159,100)
Net investment income (loss)

 Net realized gain (loss)                                 67,569,063       9,904,460

 Change in net unrealized appreciation (depreciation)     77,248,053       3,044,922

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          144,293,195      12,790,282
FROM OPERATIONS

Distributions to shareholders from net realized gains     (7,211,261)      (6,389,367)

Share transactions                                        507,890,102      280,505,790
Net proceeds from sales of shares

 Reinvestment of distributions                            7,119,400        6,209,934

 Cost of shares redeemed                                  (420,640,953)    (235,022,986)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          94,368,549       51,692,738
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 231,450,483      58,093,653

NET ASSETS

 Beginning of period                                      312,202,574      254,108,921

 End of period                                           $ 543,653,057    $ 312,202,574

OTHER INFORMATION
Shares

 Sold                                                     32,961,952       22,923,675

 Issued in reinvestment of distributions                  612,382          516,510

 Redeemed                                                 (28,932,827)     (19,291,537)

 Net increase (decrease)                                  4,641,507        4,148,648


FINANCIAL HIGHLIGHTS

                                                 YEAR ENDED                 DECEMBER 28, 1992
                                                 NOVEMBER 30,               (COMMENCEMENT OF
                                                                            OPERATIONS) TO
                                                                            NOVEMBER 30,

                                                 1995           1994 E      1993

SELECTED PER-SHARE DATA

Net asset value, beginning of period             $ 12.30        $ 11.97     $ 10.00

Income from Investment Operations

 Net investment loss                              (.02) D,       (.01) D     (.01)
                                                 F

 Net realized and unrealized gain (loss)          6.12           .64         1.98

 Total from investment operations                 6.10           .63         1.97

 From net realized gain                           (.29)          (.30)       -

Net asset value, end of period                   $ 18.11        $ 12.30     $ 11.97

TOTAL RETURN B, C                                 50.92%         5.33%       19.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $ 543,653      $ 312,203   $ 254,109

Ratio of expenses to average net assets           1.20%          1.32%       1.34% A

Ratio of expenses to average net assets after     1.18%          1.29%       1.32% A
expense reductions

Ratio of net investment loss to average           (.15)%         (.05)       (.10)% A
net assets                                                      %

Portfolio turnover rate                           176%           199%        204% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM ARETHUSA OFFSHORE LTD. WHICH AMOUNTED TO .01 PER SHARE.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity New Millennium Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $630,915,091 and $583,383,888, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .35%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20%) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .82% of average net assets after the performance adjustment.
The Board of Trustees has approved a new group fee rate schedule with rates ranging from .2500% to .5200%. Effective January 1, 1996, FMR voluntarily agreed to implement this new group fee rate schedule as it results in the same or lower management fee.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $1,037,781 on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. During the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
period December 1, 1994 to December 31, 1994, FSC received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .29% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $78,032 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks.
Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $6,298,000. The weighted average interest rate was 6.5625%.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $70,409 under this arrangement.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity New Millennium Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Mt. Vernon Street Trust: Fidelity New Millennium Fund, including the schedule of portfolio investments, as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period December 28, 1992 (commencement of operations) to November 30, 1993. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Mt. Vernon Street Trust: Fidelity New Millennium Fund as of November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period December 28, 1992 (commencement of operations) to November 30, 1993 in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 4, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity New Millennium Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
 12/18/95 12/15/95 - $1.35
 1/8/96 1/5/96 - $.09
A total of 69% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders.
 The fund will notify shareholders in January 1996 of the applicable percentage for use in preparing 1995 income tax returns.

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Neal Miller, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

FIDELITY


(REGISTERED TRADEMARK)
GROWTH COMPANY
FUND
ANNUAL REPORT
NOVEMBER 30, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     24   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    28   Notes to the financial statements.

REPORT OF INDEPENDENT    32   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            33


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE




DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). The fund has a 3% sales charge, which has been waived from January 1, 1995 through December 31, 1996. CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995          PAST 1   PAST 5    PAST 10
                                         YEAR     YEARS     YEARS

Growth Company                           41.22%   169.56%   406.80%

Growth Company (incl. 3% sales charge)   36.99%   161.48%   391.59%

S&P 500(registered trademark)            36.98%   117.34%   311.99%

Average Growth Fund                      31.27%   118.54%   257.37%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. To measure how the fund's performance stacked up against its peers, you can compare it to the average growth fund, which reflects the performance of 565 growth funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995          PAST 1   PAST 5   PAST 10
                                         YEAR     YEARS    YEARS

Growth Company                           41.22%   21.94%   17.62%

Growth Company (incl. 3% sales charge)   36.99%   21.20%   17.26%

S&P 500(registered trademark)            36.98%   16.80%   15.21%

Average Growth Fund                      31.27%   16.15%   13.14%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
               Growth CompaStandard
      11/30/85     9700.00 10000.00
      12/31/85    10133.52 10484.00
      01/31/86    10496.65 10542.71
      02/28/86    11381.50 11331.31
      03/31/86    11942.13 11963.59
      04/30/86    12178.54 11828.40
      05/31/86    12725.67 12457.67
      06/30/86    12793.21 12668.21
      07/31/86    11739.49 11960.06
      08/31/86    12151.52 12847.49
      09/30/86    11050.52 11785.00
      10/31/86    11874.59 12465.00
      11/30/86    11719.23 12767.90
      12/31/86    11454.13 12442.32
      01/31/87    12908.64 14118.30
      02/28/87    14085.87 14675.97
      03/31/87    13938.72 15100.11
      04/30/87    13423.68 14965.72
      05/31/87    13374.63 15095.92
      06/30/87    13595.36 15858.26
      07/31/87    14224.85 16662.27
      08/31/87    15148.65 17283.78
      09/30/87    14805.29 16905.26
      10/31/87    10864.84 13263.87
      11/30/87     9728.49 12170.93
      12/31/87    11259.82 13097.13
      01/31/88    11303.06 13648.52
      02/29/88    11994.91 14284.54
      03/31/88    12133.28 13843.15
      04/30/88    11994.91 13996.81
      05/31/88    11934.37 14118.58
      06/30/88    12946.20 14766.63
      07/31/88    12678.11 14710.51
      08/31/88    12159.22 14210.36
      09/30/88    12842.42 14815.72
      10/31/88    12704.05 15227.59
      11/30/88    12531.09 15009.84
      12/31/88    13068.56 15272.51
      01/31/89    13983.35 16390.46
      02/28/89    13958.66 15982.34
      03/31/89    14437.85 16354.72
      04/30/89    15422.86 17203.54
      05/31/89    16629.71 17900.28
      06/30/89    16026.28 17798.25
      07/31/89    17100.03 19405.43
      08/31/89    17801.06 19785.77
      09/30/89    18306.88 19704.65
      10/31/89    18120.52 19247.51
      11/30/89    18200.39 19640.15
      12/31/89    18510.47 20111.52
      01/31/90    17101.64 18762.04
      02/28/90    17854.98 19004.07
      03/31/90    18813.76 19507.67
      04/30/90    18539.82 19019.98
      05/31/90    20486.75 20874.43
      06/30/90    20721.55 20732.48
      07/31/90    20075.84 20666.14
      08/31/90    17991.94 18797.92
      09/30/90    16397.23 17882.46
      10/31/90    16475.49 17805.57
      11/30/90    18236.53 18955.81
      12/31/90    19175.75 19484.67
      01/31/91    21337.92 20334.21
      02/28/91    22717.40 21788.10
      03/31/91    23950.13 22315.37
      04/30/91    23734.89 22368.93
      05/31/91    24996.97 23335.27
      06/30/91    23314.19 22266.51
      07/31/91    25163.29 23304.13
      08/31/91    26249.26 23856.44
      09/30/91    26092.72 23458.04
      10/31/91    26034.02 23772.38
      11/30/91    25065.45 22814.35
      12/31/91    28443.44 25424.31
      01/31/92    28763.51 24951.42
      02/29/92    29007.90 25275.79
      03/31/92    27509.69 24782.91
      04/30/92    26978.41 25511.53
      05/31/92    26946.54 25636.53
      06/30/92    25990.23 25254.55
      07/31/92    26914.66 26287.46
      08/31/92    26181.49 25748.57
      09/30/92    26595.89 26052.40
      10/31/92    28030.35 26143.58
      11/30/92    29889.83 27035.08
      12/31/92    30702.67 27367.61
      01/31/93    31448.34 27597.50
      02/28/93    30569.52 27972.82
      03/31/93    31659.70 28563.05
      04/30/93    31314.85 27871.82
      05/31/93    33072.48 28618.79
      06/30/93    33194.85 28701.78
      07/31/93    32660.88 28586.98
      08/31/93    33995.80 29670.42
      09/30/93    34952.49 29441.96
      10/31/93    35430.83 30051.41
      11/30/93    34385.15 29765.92
      12/31/93    35673.30 30126.09
      01/31/94    36830.46 31150.38
      02/28/94    36239.00 30306.20
      03/31/94    34550.89 28984.85
      04/30/94    34957.51 29355.86
      05/31/94    34760.36 29837.29
      06/30/94    33158.50 29106.28
      07/31/94    33922.47 30060.97
      08/31/94    35647.55 31293.46
      09/30/94    34932.87 30526.77
      10/31/94    36066.49 31213.63
      11/30/94    34809.65 30076.83
      12/31/94    34879.76 30522.87
      01/31/95    34495.90 31314.32
      02/28/95    35928.97 32534.64
      03/31/95    37336.44 33494.74
      04/30/95    38948.64 34481.16
      05/31/95    40330.52 35859.37
      06/30/95    43324.60 36692.39
      07/31/95    46549.00 37909.11
      08/31/95    47124.78 38004.26
      09/30/95    48455.48 39608.04
      10/31/95    48186.78 39466.64
      11/30/95    49159.22 41199.22

$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Fidelity Growth Company Fund on November 30, 1985, and paid a 3% sales charge. As the chart shows, by November 30, 1995, the value of your investment would have grown to $49,159 - a 391.59% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $41,199 - a 311.99% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Strong corporate earnings and a
favorable interest rate
environment helped the U.S.
stock market post robust returns
for the 12 months ended
November 30, 1995. The
Standard & Poor's Composite
Index of 500 Stocks finished the
12-month period with a total
return of 36.98% (including
reinvested dividends ) - well
above its historical annual
average of roughly 12%. With
inflation posing little threat,
interest rates fell during the first
half of 1995. The Federal Reserve
Board cut the fed funds rate -
the rate banks charge each other
for overnight loans - by 0.25% on
July 6 to 5.75%.
Large-capitalization stocks led
the rally, with the weak dollar
helping to bolster overseas
business. Technology companies
posted the strongest earnings
growth and stock price gain,
although they faltered somewhat
in October and November. Lower
interest rates and continued
merger and acquisition activity
helped financial stocks perform well.
In November, the Dow Jones
Industrial Average closed above
5000 for the first time. Returns from
foreign markets suffered as
investors brought capital back to the
U.S. The Morgan Stanley
Emerging Markets Free Index
was down 16.52% for the 12
months ended November 30. The
Morgan Stanley EAFE (Europe,
Australia, Far East) Index was up
7.57% for the year ended
November 30. European markets
have fared well through the first
11 months of 1995, while the
Japanese market recently has
shown signs of recovery.
An interview with Bob Stansky, Portfolio Manager of Fidelity Growth Company
Fund
Q. BOB, HOW DID THE FUND PERFORM?
A. For the 12 months ended November 30, 1995, Growth Company returned 41.22%. That compares to a 31.27% total return by the average growth fund tracked by Lipper Analytical Services for the same time period.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S STRONG PERFORMANCE?
A. Growth stocks in general were in favor during the period because many cyclical companies were reporting profits that were lower than most estimates. In particular, the fund was heavily invested in the technology sector. Many of these companies were rewarded with higher valuations due to the favorable interest rate backdrop.
Q. IF TECHNOLOGY STOCKS PERFORMED WELL, WHY DID YOU DECREASE THE FUND'S INVESTMENT IN THEM FROM 42% SIX MONTHS AGO TO 31.7% AS OF NOVEMBER 30, 1995?
A. The fund's technology weighting peaked in June. During July, August and September, I began steadily selling some of the fund's technology holdings because the stocks were approaching the highest valuations they'd had in the past five years. While some companies were reporting impressive numbers, others had slowed down. As it turned out, taking profits in technology when I did proved beneficial to the fund's overall performance.
Q. WHEN YOU BEGAN SELLING SOME OF YOUR TECHNOLOGY HOLDINGS, WHERE DID YOU DIRECT THE FUND'S ASSETS?
A. A few sectors increased in weighting as technology was reduced. The healthcare sector increased from 6.1% to 9.1%. Pharmaceuticals in particular were increased. Merck, for example, performed well during the period due to an improved earnings outlook. I also increased the weighting in telephone services companies, including the Regional Bell companies, which have demonstrated the potential to grow as Internet-related traffic increases and new products and services are introduced.
Q. THE FUND'S HOLDING IN FINANCIAL STOCKS ALSO INCREASED DURING THE PERIOD
 . . .
A. Yes. I've increased the fund's financial sector holding - particularly banks and brokerage firms - from 7.4% of investments six months ago to 10.2% as of November 30, 1995. Interest rates have been steadily falling since September 1995. This backdrop has helped financial companies that have short-term borrowing needs. Fannie Mae was particularly attractive during the period given its interest-rate sensitivity and lower-than-average credit risk.
Q. WHAT WAS YOUR PRIMARY INVESTMENT STRATEGY DURING THE PERIOD?
A. It was the same as it's always been: stock prices follow earnings over the long run. Those companies with rising profits did well. The lower earnings from cyclical companies and falling long-term interest rates led to a focus on buying blue chip companies.
Q. DURING THE PERIOD, HOW DID BLUE CHIPS PERFORM VERSUS SMALLER, MORE AGGRESSIVE COMPANIES?
A. It was interesting. Both groups performed well but for different reasons. There was a flight toward more defensive holdings. Stock prices of companies such as PepsiCo and Philip Morris increased even though their earnings estimates were right on target. At the same time, more aggressive companies such as Cisco saw their stock prices rise due to increased earnings and higher price-to-earnings ratios.
Q. WHAT INVESTMENT DECISIONS WERE DISAPPOINTING DURING THE PAST SIX MONTHS?
A. In hindsight, I should have owned more consumer non-durable stocks during the period. Food and beverage companies performed especially well despite no meaningful increase in earnings estimates. This group's valuations increased more than any other sector.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. I think stock prices will follow earnings unless the current valuations are excessive. It was a good year for growth stocks, so I don't expect much of an increase in valuations. If stocks move with earnings increases, growth stock investors should be happy.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value
of the fund's shares over the
long term by investing in
stocks with above average
growth potential
START DATE: January 17, 1983
SIZE: as of November 30,
1995, more than $6.1 billion
MANAGER: Robert Stansky,
since 1987; manager, Fidelity
Advisor Equity Portfolio
Growth, since 1987; Fidelity
Emerging Growth Fund,
1990-1991; Fidelity Select
Defense & Aerospace
Portfolio, 1984-1985; joined
Fidelity in 1983
(checkmark)
BOB STANSKY ON
PRICE-TO-EARNINGS GROWTH:
"During the past six months,
price-earnings ratios on stocks
increased as the outlook for
inflation became more
benign. Interest rates started
to decline and stock prices
moved up as a result. I think it's
reasonable not to expect any
increases in valuations for a
year or so until earnings catch
up to prices. The fear is that
valuations could decrease
and we would give back the
gains of the past six months."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1995
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE STOCKS
                                                  6 MONTHS AGO

General Electric Co.               2.3            1.0

Cisco Systems, Inc.                2.3            1.5

Philip Morris Companies, Inc.      2.1            1.5

Compaq Computer Corp.              2.1            1.8

Oracle Systems Corp.               2.1            1.8

International Business Machines    1.6            2.5
Corp.

Federal National Mortgage          1.6            1.9
Association

Citicorp                           1.3            0.0

American Express Co.               1.3            1.0

Microsoft Corp.                    1.2            1.6

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1995
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Technology           31.7           42.0

Finance              10.2           7.4

Health               9.1            6.1

Retail & Wholesale   7.5            6.6

Utilities            6.8            3.4

ASSET ALLOCATION
AS OF NOVEMBER 30, 1995* AS OF MAY 31, 1995**
Row: 1, Col: 1, Value: 14.1
Row: 1, Col: 2, Value: 45.9
Row: 1, Col: 3, Value: 40.0
Row: 1, Col: 1, Value: 14.3
Row: 1, Col: 2, Value: 45.7
Row: 1, Col: 3, Value: 40.0
Stocks 85.9%
Short-term
investments 14.1%
FOREIGN
INVESTMENTS 2.8%
Stocks 85.7%
Short-term
investments 14.3%
FOREIGN
INVESTMENTS 3.7%
*
**
INVESTMENTS NOVEMBER 30, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 85.8%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.4%
General Motors Corp. Class H  599,000 $ 28,453
BASIC INDUSTRIES - 2.2%
CHEMICALS & PLASTICS - 0.9%
Airgas, Inc. (a)  229,200  6,417
Dow Chemical Co.  36,500  2,587
du Pont (E.I.) de Nemours & Co.  383,000  25,470
First Mississippi Corp.  99,900  2,547
Monsanto Co.  32,800  3,756
Rohm & Haas Co.  11,300  681
Union Carbide Corp.  349,700  13,857
  55,315
IRON & STEEL - 0.1%
Nucor Corp.  99,600  4,968
METALS & MINING - 1.0%
Aluminum Co. of America  895,700  52,398
Inco Ltd.  434,000  15,548
  67,946
PAPER & FOREST PRODUCTS - 0.2%
Boise Cascade Corp.  75,700  2,820
Champion International Corp.  259,000  12,205
  15,025
TOTAL BASIC INDUSTRIES   143,254
CONSTRUCTION & REAL ESTATE - 0.2%
BUILDING MATERIALS - 0.1%
Armstrong World Industries, Inc.  112,700  6,748
CONSTRUCTION - 0.1%
Centex Corp.  166,400  5,470
TOTAL CONSTRUCTION & REAL ESTATE   12,218
DURABLES - 3.7%
AUTOS, TIRES, & ACCESSORIES - 2.7%
Autozone, Inc. (a)  963,600  28,065
Chrysler Corp.  1,377,700  71,468
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
AUTOS, TIRES, & ACCESSORIES - CONTINUED
Dana Corp.  128,700 $ 3,764
Ford Motor Co.  41,800  1,181
General Motors Corp.  1,047,663  50,812
Goodyear Tire & Rubber Co.  100,100  4,242
Magna International, Inc. Class A  98,600  4,275
Pep Boys-Manny, Moe & Jack  356,600  9,450
  173,257
CONSUMER ELECTRONICS - 0.2%
Whirlpool Corp.  258,100  14,325
HOME FURNISHINGS - 0.1%
Leggett & Platt, Inc.  193,200  4,661
TEXTILES & APPAREL - 0.7%
Adidas AG (b)  25,500  1,359
Adidas AG   700  37
Cygne Designs, Inc. (a)  191,000  239
Gucci Group NV (NY Reg.) (a)  21,400  738
Intimate Brands, Inc. Class A  124,200  2,065
Liz Claiborne, Inc.  80,200  2,356
Mohawk Industries, Inc. (a)  63,500  1,127
NIKE, Inc. Class B  157,000  9,106
Nine West Group, Inc. (a)  154,300  6,847
Reebok International Ltd.  271,500  7,059
Shaw Industries, Inc.  70,300  1,098
Tommy Hilfiger (a)  372,600  16,441
  48,472
TOTAL DURABLES   240,715
ENERGY - 1.4%
ENERGY SERVICES - 0.7%
Diamond Offshore Drilling, Inc. (a)  133,600  3,858
Dresser Industries, Inc.  100,200  2,367
ENSCO International, Inc. (a)  50,000  844
Schlumberger Ltd.  603,100  38,297
  45,366
INDEPENDENT POWER - 0.0%
Thermo Electron Corp. (a)  35,600  1,762
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - 0.7%
British Petroleum PLC ADR  202,339 $ 19,348
Burlington Resources, Inc.  148,700  5,725
Petroleum Geo-Services AS ADR (a)  145,500  2,874
Union Pacific Resources Group, Inc. (a)  250,200  5,817
Unocal Corp.  270,391  7,267
  41,031
TOTAL ENERGY   88,159
FINANCE - 10.2%
BANKS - 3.9%
Banc One Corp.  100,100  3,816
Bank of Boston Corp.  429,908  19,937
Bank of New York Co., Inc.  441,700  20,815
Chase Manhattan Corp.  200,300  12,193
Chemical Banking Corp.  359,900  21,594
Citicorp  1,227,300  86,832
First Interstate Bancorp  362,500  48,575
NationsBank Corp.  488,190  34,845
  248,607
CREDIT & OTHER FINANCE - 2.1%
American Express Co.  2,023,016  85,978
Beneficial Corp.  176,200  8,943
First USA, Inc.  214,000  9,817
Green Tree Acceptance, Inc.  494,400  13,967
Household International, Inc.  260,850  16,303
  135,008
FEDERAL SPONSORED CREDIT - 2.5%
Federal Home Loan Mortgage Corporation  681,000  52,437
Federal National Mortgage Association  926,800  101,485
Student Loan Marketing Association  82,800  5,806
  159,728
INSURANCE - 0.8%
Aetna Life & Casualty Co.  144,200  10,581
Allmerica Financial Corp. (a)  11,200  291
Allstate Corp.  84,545  3,466
American International Group, Inc.  28,000  2,513
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
CIGNA Corp.  105,100 $ 11,561
Chubb Corp. (The)  32,200  3,131
General Re Corp.  28,100  4,204
Prudential Reinsurance Holdings, Inc.  73,500  1,534
Travelers, Inc. (The)  208,900  12,430
  49,711
SECURITIES INDUSTRY - 0.9%
Merrill Lynch & Co., Inc.  811,400  45,134
Morgan Stanley Group, Inc.  70,200  6,055
Schwab (Charles) Corp.  421,600  10,224
  61,413
TOTAL FINANCE   654,467
HEALTH - 9.0%
DRUGS & PHARMACEUTICALS - 5.5%
Allergan, Inc.  150,900  4,678
ALZA Corp. Class A (a)  292,000  6,716
American Home Products Corp.  372,400  33,982
Amgen, Inc. (a)  988,400  49,049
Biogen, Inc. (a)  559,600  30,498
Bristol-Myers Squibb Co.  495,000  39,724
Elan Corp. PLC ADR (a)  282,250  13,548
Genetics Institute, Inc. depositary shares representing
1 common share (a)  31,100  1,365
Guilford Pharmaceuticals, Inc. (a)  128,500  1,654
Integrated Process Equipment Corp. (a)  30,100  926
Merck & Co., Inc.  1,184,400  73,285
Pfizer, Inc.  789,600  45,797
Rhone Poulenc Rorer, Inc.  103,800  4,969
Schering-Plough Corp.  829,300  47,581
Warner-Lambert Co.  16,100  1,437
Watson Pharmaceuticals, Inc. (a)  30,100  1,418
  356,627
MEDICAL EQUIPMENT & SUPPLIES - 1.9%
Abbott Laboratories  55,700  2,263
Baxter International, Inc.  195,000  8,190
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - CONTINUED
Becton, Dickinson & Co.  270,700 $ 18,882
Boston Scientific Corp. (a)  112,800  4,568
Cardinal Health, Inc.  43,200  2,333
Exogen, Inc. (a)  70,900  1,196
Johnson & Johnson  745,100  64,544
Medisense, Inc. (a)  82,300  2,119
Medtronic, Inc.  167,300  9,181
Millipore Corp.  52,500  1,956
Pall Corp.  22,800  618
St. Jude Medical, Inc. (a)  171,600  6,778
  122,628
MEDICAL FACILITIES MANAGEMENT - 1.6%
ARV Assisted Living, Inc. (a)  49,600  502
Columbia/HCA Healthcare Corp.  635,800  32,823
HEALTHSOUTH Rehabilitation Corp. (a)  993,100  30,041
Lincare Holdings, Inc. (a)  39,700  1,062
National Surgery Centers, Inc. (a)  3,700  79
U.S. Healthcare, Inc.  722,300  32,865
Vencor, Inc. (a)  100,300  3,109
  100,481
TOTAL HEALTH   579,736
INDUSTRIAL MACHINERY & EQUIPMENT - 3.9%
ELECTRICAL EQUIPMENT - 2.5%
Adflex Solutions (a)  56,300  1,605
General Electric Co.  2,250,400  151,338
Scientific-Atlanta, Inc.  356,200  5,655
Telular Corp. (a)  60,500  666
  159,264
INDUSTRIAL MACHINERY & EQUIPMENT - 1.1%
Case Corp.  318,000  13,276
Caterpillar, Inc.  389,600  23,912
Deere & Co.  1,083,900  35,633
  72,821
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.3%
United Waste Systems, Inc.  49,900 $ 1,990
WMX Technologies, Inc.  548,300  16,175
  18,165
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   250,250
MEDIA & LEISURE - 3.7%
BROADCASTING - 2.1%
American Radio Systems Corp. Class A (a)  45,400  1,033
Argyle Television, Inc., Series A (a)  99,400  1,590
British Sky Broadcasting Group sponsored ADR  58,200  2,321
Capital Cities/ABC, Inc.  13,800  1,706
Clear Channel Communications, Inc. (a)  78,600  3,100
Comcast Corp. Class A (special)  253,500  5,007
Emmis Broadcasting Corp. Class A (a)  71,300  1,925
Grupo Televisa SA de CV sponsored ADR  79,300  1,715
Infinity Broadcasting Corp. (a)  142,592  4,563
Liberty Media Group, Series A  80,000  2,240
TCI Group Class A  320,000  5,920
Time Warner, Inc.  895,064  35,803
Viacom, Inc. (a):
Class A  190,304  9,158
 Class B (non-vtg.)  1,259,230  60,757
  136,838
ENTERTAINMENT - 0.2%
Disney (Walt) Co.  222,300  13,366
Nelvana Ltd.  31,900  495
  13,861
LEISURE DURABLES & TOYS - 0.2%
Callaway Golf Co.  298,300  5,929
Cobra Golf, Inc. (a)  124,400  3,421
  9,350
LODGING & GAMING - 0.2%
HFS, Inc. (a)  64,400  4,460
La Quinta Motor Inns, Inc.  58,600  1,590
Mirage Resorts, Inc. (a)  258,500  8,756
  14,806
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
PUBLISHING - 0.6%
Belo (A.H.) Corp. Class A  40,500 $ 1,443
Big Flower Press Holdings, Inc.  198,500  3,052
Dow Jones & Co., Inc.  197,100  7,564
Gannett Co., Inc.  195,700  11,938
K-III Communications Corp. (a)  199,700  2,346
Knight-Ridder, Inc.  200,600  12,939
  39,282
RESTAURANTS - 0.4%
Apple South, Inc.  95,100  1,997
Applebee's International, Inc.  111,800  3,102
Brinker International, Inc. (a)  50,100  770
Outback Steakhouse, Inc. (a)  254,900  9,304
Starbucks Corp. (a)  188,600  7,968
  23,141
TOTAL MEDIA & LEISURE   237,278
NONDURABLES - 2.5%
BEVERAGES - 0.2%
Boston Beer, Inc.  2,900  75
PepsiCo, Inc.  156,800  8,663
Pete's Brewing Co. (a)  3,700  91
Seagram Co. Ltd.  151,400  5,535
  14,364
FOODS - 0.1%
Nabisco Holdings Class A  280,900  7,935
HOUSEHOLD PRODUCTS - 0.0%
Tambrands, Inc.  37,100  1,934
TOBACCO - 2.2%
Philip Morris Companies, Inc.  1,539,500  135,091
RJR Nabisco Holdings Corp.  106,340  3,097
  138,188
TOTAL NONDURABLES   162,421
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
PRECIOUS METALS - 0.0%
Firstmiss Gold, Inc. (a)  70,775 $ 1,389
RETAIL & WHOLESALE - 7.5%
APPAREL STORES - 1.0%
Gap, Inc.  484,700  21,933
Just For Feet, Inc.   227,750  7,772
Limited, Inc. (The)  1,169,000  20,896
Mens Wearhouse, Inc.  46,350  1,338
TJX Companies, Inc.  583,414  9,699
Talbots, Inc.  116,100  3,381
  65,019
DRUG STORES - 0.3%
General Nutrition Companies, Inc. (a)  796,200  17,616
GENERAL MERCHANDISE STORES - 1.5%
Dayton Hudson Corp.  493,300  35,826
Federated Department Stores, Inc. (a)  224,900  6,550
Penney (J.C.) Co., Inc.  80,400  3,769
Price/Costco, Inc. (a)  664,800  11,052
Sears, Roebuck & Co.  91,200  3,591
Wal-Mart Stores, Inc.  1,613,500  38,724
Woolworth Corp.  99,900  1,499
  101,011
RETAIL & WHOLESALE, MISCELLANEOUS - 4.7%
Barnes & Noble, Inc. (a)  88,300  3,245
Bed Bath & Beyond, Inc. (a)  292,900  9,629
Circuit City Stores, Inc.  411,500  11,934
Corporate Express (a)  286,250  7,657
Creative Computers, Inc. (a)  83,300  2,249
Global Directmail Corp. (a)  47,700  1,330
Grupo Casa Autrey SA sponsored ADR  41,500  591
Henry Schein, Inc. (a)  18,600  475
Home Depot, Inc. (The)  901,300  39,995
Lowe's Companies, Inc.  2,469,700  77,796
Micro Warehouse, Inc. (a)  496,300  23,326
Officemax, Inc. (a)  1,420,700  32,321
Office Depot, Inc. (a)  621,725  15,232
Petco Animal Supplies, Inc. (a)  45,200  1,243
Staples, Inc. (a)  1,926,950  49,137
Sunglass Hut International, Inc. (a)  509,200  10,693
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
U.S. Office Products Co. (a)  10,300 $ 173
Viking Office Products, Inc. (a)  220,000  10,120
Waban, Inc. (a)  296,900  5,493
  302,639
TOTAL RETAIL & WHOLESALE   486,285
SERVICES - 0.5%
LEASING & RENTAL - 0.2%
Danka Business Systems PLC sponsored ADR  104,600  3,557
Hollywood Entertainment Corp. (a)  390,100  6,290
  9,847
PRINTING - 0.2%
Alco Standard Corp.  282,600  12,293
SERVICES - 0.1%
Western Atlas, Inc. (a)  202,900  9,714
TOTAL SERVICES   31,854
TECHNOLOGY - 31.7%
COMMUNICATIONS EQUIPMENT - 6.1%
ADC Telecommunications, Inc. (a)  158,100  7,194
Cisco Systems, Inc. (a)  1,793,200  150,853
DSC Communications Corp. (a)  1,268,000  50,245
Digital Link Corp. (a)  100,600  1,811
Ericsson (L.M.) Telephone Co. Class B ADR  769,100  18,266
General Instrument Corp. (a)  11,000  282
Inter-Tel, Inc. (a)  45,000  754
Microcom, Inc. (a)  100,200  2,530
Newbridge Networks Corp. (a)  348,800  14,868
Nokia Corp. AB sponsored ADR  629,500  34,150
3Com Corp. (a)  1,262,564  57,762
U.S. Robotics Corp.  530,900  58,266
Westell Technologies, Inc. Class A  3,800  49
Xircom, Inc. (a)  9,300  116
  397,146
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - 10.0%
ADAM Software, Inc. (a)  42,300 $ 449
Adobe Systems, Inc.  69,800  4,720
Alantec Corp. (a)  97,400  3,969
America Online, Inc. (a)  564,000  23,054
Arbor Software Corp. (a)  1,900  82
Ascend Communications, Inc. (a)  456,700  32,654
Automatic Data Processing, Inc.  332,000  26,436
BMC Software, Inc.  49,500  2,089
Broderbund Software, Inc. (a)  323,200  20,927
Business Objects SA sponsored ADR (a)  15,800  770
CUC International, Inc. (a)  981,650  37,303
Cadence Design Systems, Inc. (a)  808,350  29,101
Ceridian Corp. (a)  267,000  11,214
CompUSA, Inc. (a)  771,800  28,653
Computer Sciences Corp. (a)  132,900  9,668
Cooper & Chyan Technology, Inc. (a)  7,800  108
DST Systems, Inc. (a)  30,000  866
Diamond Multimedia Systems, Inc. (a)  34,000  1,148
Electronic Arts, Inc. (a)  637,300  21,748
FTP Software, Inc. (a)  140,700  4,274
First Data Corp.  158,431  11,249
General Motors Corp. Class E  1,105,700  55,838
Hummingbird Communications Ltd. (a)  49,900  2,512
Informix Corp. (a)  217,100  6,011
Insignia Solutions PLC sponsored ADR (a)  52,200  1,064
Mercury Interactive Group Corp. (a)  124,900  2,873
Metrowerks, Inc.  2,000  23
Microsoft Corp. (a)  915,800  79,789
NETCOM On-Line Communication Services, Inc. (a)  77,000  5,621
Novell, Inc. (a)  1,058,500  17,862
Objective Systems Integrators, Inc.  4,300  82
Oracle Systems Corp. (a)  2,935,400  133,192
Parametric Technology Corp. (a)  570,300  40,349
Paychex, Inc.  79,350  3,581
Peoplesoft, Inc. (a)  219,200  9,206
Sync Research, Inc. (a)  4,300  218
Softkey International, Inc. (a)  52,500  1,772
Spectrum Holobyte, Inc.  (a)  67,000  578
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Sterling Software, Inc. (a)  6,200 $ 366
Stratacom, Inc. (a)  20,200  1,515
Sybase, Inc. (a)  155,600  5,465
Symantec Corp. (a)  225,600  5,978
Verity, Inc. (a)  2,500  124
Visio Corp. (a)  4,700  126
  644,627
COMPUTERS & OFFICE EQUIPMENT - 9.4%
Adaptec, Inc. (a)  352,800  16,538
Bay Networks, Inc. (a)  1,725,750  77,659
Boca Research, Inc. (a)  30,500  877
Compaq Computer Corp. (a)  2,720,100  134,643
Dell Computer Corp. (a)  554,000  24,515
Digital Equipment Corp. (a)  380,800  22,420
Discreet Logic, Inc. (a)  126,200  3,849
Hewlett-Packard Co.  932,600  77,289
International Business Machines Corp.  1,065,100  102,915
Iomega Corp. (a)  9,900  423
Komag, Inc. (a)  202,100  10,737
Madge NV (a)  160,100  7,215
MICROS Systems, Inc. (a)  100,000  4,225
Seagate Technology (a)  477,000  25,162
Silicon Graphics, Inc.  (a)  1,405,300  51,293
Stratus Computer, Inc. (a)  106,300  3,534
Sun Microsystems, Inc. (a)  388,600  32,691
TSL Holding, Inc. (a)  1,682  --
Tech Data Corp. (a)  127,700  2,155
Xerox Corp.  54,000  7,405
  605,545
ELECTRONIC INSTRUMENTS - 0.5%
Applied Materials, Inc. (a)  471,200  22,912
Novellus System, Inc. (a)  113,500  7,037
  29,949
ELECTRONICS - 5.5%
Alliance Semiconductor Corp. (a)  468,400  10,539
Altera Corp. (a)  586,200  34,000
Analog Devices, Inc. (a)  900,150  33,305
Atmel Corp. (a)  722,200  21,666
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Cascade Communications Corp. (a)  102,100 $ 8,908
Cypress Semiconductor Corp. (a)  198,800  3,106
Hitachi Ltd.  38,000  444
Integrated Device Technology, Inc. (a)  232,700  3,956
Intel Corp.  711,700  43,324
LSI Logic Corp. (a)  868,800  36,381
Linear Technology Corp.  809,400  36,625
Maxim Integrated Products, Inc. (a)  424,100  31,808
Microchip Technology, Inc. (a)  23,100  936
National Semiconductor Corp. (a)  376,400  8,046
SGS-Thomson Microelectronics NV (NY Reg.) (a)  240,800  8,970
S-3, Inc. (a)  590,800  11,151
Samsung Electronics Co. Ltd. GDS (b)  33,100  3,045
Tencor Instruments (a)  302,000  11,401
Texas Instruments, Inc.  383,500  22,195
Xilinx, Inc. (a)  725,400  23,303
  353,109
PHOTOGRAPHIC EQUIPMENT - 0.2%
Eastman Kodak Co.  198,500  13,498
TOTAL TECHNOLOGY   2,043,874
TRANSPORTATION - 2.1%
AIR TRANSPORTATION - 1.3%
AMR Corp. (a)  248,600  19,049
America West Airlines, Inc. Class B (a)  475,700  8,503
Atlantic Southeast Airlines, Inc.  102,100  2,680
Delta Air Lines, Inc.  324,100  25,158
Midwest Express Holdings, Inc. (a)  5,300  156
Northwest Airlines Corp. Class A (a)  97,700  4,922
Southwest Airlines Co.  392,200  9,805
Trans World Airlines, Inc. (a)  99,600  1,195
UAL Corp. (a)  38,800  8,119
  79,587
RAILROADS - 0.7%
Burlington Northern Santa Fe Corp.  44,700  3,604
CSX Corp.  421,200  36,908
Conrail, Inc.  82,800  5,786
  46,298
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - CONTINUED
TRUCKING & FREIGHT - 0.1%
Airborne Freight Corp.  73,300 $ 2,062
Hunt (J.B.) Transport Services, Inc.  99,500  1,629
PST Vans, Inc. (a)  17,900  111
Swift Transportation Co., Inc. (a)  200,600  3,360
Werner Enterprises, Inc.  61,700  1,311
  8,473
TOTAL TRANSPORTATION   134,358
UTILITIES - 6.8%
CELLULAR - 0.9%
AirTouch Communications, Inc. (a)  1,711,065  49,835
Palmer Wireless, Inc. (a)  51,000  1,084
Vanguard Cellular Systems, Inc. Class A (a)  319,200  7,222
  58,141
TELEPHONE SERVICES - 5.9%
AT&T Corp.  1,132,300  74,732
Ameritech Corp.  1,206,100  66,336
Bell Atlantic Corp.  459,700  28,961
BellSouth Corp.  1,981,400  77,027
Frontier Corp.  853,500  22,084
LCI International, Inc. (a)  605,200  11,196
NYNEX Corp.  548,400  27,214
SBC Communications, Inc.  1,083,600  58,514
Telebras sponsored ADR  128,900  6,187
Telefonos de Mexico SA sponsored ADR representing
shares Ord. Class L  65,600  2,165
Telephone & Data Systems, Inc.  48,561  1,851
WorldCom, Inc. (a)  199,000  6,468
  382,735
TOTAL UTILITIES   440,876
TOTAL COMMON STOCKS
(Cost $4,275,694)   5,535,587
CONVERTIBLE PREFERRED STOCKS - 0.1%
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 0.1%
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
U.S. Surgical Corp. $2.20 (b) (Cost $6,555)  290,700 $ 8,285
U.S. TREASURY OBLIGATIONS - 6.4%
  PRINCIPAL AMOUNT
  (000S)
U.S. Treasury Bills, yield at date of purchase 5.59%
to 5.64%,12/21/95 (Cost $414,644)   $ 416,000  414,719
REPURCHASE AGREEMENTS - 7.7%
 MATURITY AMOUNT
 (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.90%, dated
11/30/95 due 12/1/95  $ 492,699  492,618
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $5,189,511)  $ 6,451,209
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,689,000 or .21% of net assets.
INCOME TAX INFORMATION
At November 30, 1995, the aggregate cost of investment securities for income tax purposes was $5,195,238,000. Net unrealized appreciation aggregated $1,255,971,000, of which $1,314,867,000 related to appreciated investment securities and $58,896,000 related to depreciated investment securities.
The fund hereby designates $28,312,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) NOVEMBER 30, 1995

ASSETS

Investment in securities, at value (including repurchase                        $ 6,451,209
agreements of $492,618) (cost $5,189,511) -
See accompanying schedule

Cash                                                                             1

Receivable for investments sold                                                  34,896

Receivable for fund shares sold                                                  27,926

Dividends receivable                                                             4,138

Other receivables                                                                1,697

 TOTAL ASSETS                                                                    6,519,867

LIABILITIES

Payable for investments purchased                                   $ 315,543

Payable for fund shares redeemed                                     12,574

Accrued management fee                                               3,584

Other payables and accrued expenses                                  2,201

 TOTAL LIABILITIES                                                               333,902

NET ASSETS                                                                      $ 6,185,965

Net Assets consist of:

Paid in capital                                                                 $ 4,602,266

Undistributed net investment income                                              23,240

Accumulated undistributed net realized gain (loss) on                            298,761
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                    1,261,698
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 160,990 shares outstanding                                      $ 6,185,965

NET ASSET VALUE, offering price and redemption price per                         $38.42
share ($6,185,965 (divided by) 160,990 shares)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED NOVEMBER 30, 1995

INVESTMENT INCOME                                                 $ 42,500
Dividends

Interest                                                           33,062

 TOTAL INCOME                                                      75,562

EXPENSES

Management fee                                         $ 27,142
Basic fee

 Performance adjustment                                 3,306

Transfer agent fees                                     10,062

Accounting fees and expenses                            760

Non-interested trustees' compensation                   37

Custodian fees and expenses                             139

Registration fees                                       847

Audit                                                   30

Legal                                                   17

Interest                                                3

Miscellaneous                                           20

 Total expenses before reductions                       42,363

 Expense reductions                                     (334)      42,029

NET INVESTMENT INCOME                                              33,533

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                  361,316

 Foreign currency transactions                          (1)        361,315

Change in net unrealized appreciation (depreciation)               1,122,571
on investment securities

NET GAIN (LOSS)                                                    1,483,886

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                   $ 1,517,419
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED     YEAR ENDED
                                                          NOVEMBER 30,   NOVEMBER 30,
                                                          1995           1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 33,533       $ 17,537
Net investment income

 Net realized gain (loss)                                  361,315        55,430

 Change in net unrealized appreciation (depreciation)      1,122,571      (47,724)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,517,419      25,243
FROM OPERATIONS

Distributions to shareholders                              (23,316)       (5,510)
From net investment income

 From net realized gain                                    (85,845)       (236,445)

 TOTAL DISTRIBUTIONS                                       (109,161)      (241,955)

Share transactions                                         3,513,078      1,618,220
Net proceeds from sales of shares

 Reinvestment of distributions                             107,914        238,806

 Cost of shares redeemed                                   (1,822,602)    (1,084,391)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,798,390      772,635
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  3,206,648      555,923

NET ASSETS

 Beginning of period                                       2,979,317      2,423,394

 End of period (including undistributed net investment    $ 6,185,965    $ 2,979,317
income of $23,240 and $17,316, respectively)

OTHER INFORMATION
Shares

 Sold                                                      106,452        55,243

 Issued in reinvestment of distributions                   4,024          8,371

 Redeemed                                                  (54,932)       (36,571)

 Net increase (decrease)                                   55,544         27,043


FINANCIAL HIGHLIGHTS

                                    YEARS ENDED NOVEMBER 30,

                                    1995                       1994 E    1993      1992 C    1991

SELECTED PER-SHARE DATA

Net asset value, beginning          $ 28.25                    $ 30.91   $ 28.13   $ 25.62   $ 18.64
of period

Income from Investment
Operations

 Net investment income               .20                        .12       .07       .13 D     .19

 Net realized and unrealized         11.00                      .28       3.99      4.52      6.79
gain (loss)

 Total from investment               11.20                      .40       4.06      4.65      6.98
operations

Less Distributions                   (.22)                      (.07)     (.07)     (.10)     -
From net investment income

 From net realized gain              (.81)                      (2.99)    (1.21)    (2.04)    -

 Total distributions                 (1.03)                     (3.06)    (1.28)    (2.14)    -

Net asset value, end of period      $ 38.42                    $ 28.25   $ 30.91   $ 28.13   $ 25.62

TOTAL RETURN A, B                    41.22%                     1.23%     15.04%    19.25%    37.45%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period           $ 6,186                    $ 2,979   $ 2,423   $ 1,752   $ 1,133
(in millions)

Ratio of expenses to average         .96%                       1.06%     1.08%     1.09%     1.07%
net assets

Ratio of expenses to average net     .95%                       1.05%     1.07%     1.09%     1.07%
assets after expense
reductions

Ratio of net investment income       .76%                       .64%      .43%      .52%      .75%
to average net assets

Portfolio turnover rate              97%                        135%      159%      250%      174%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C AS OF DECEMBER 1, 1991 THE FUND DISCONTINUED THE USE OF EQUALIZATION
ACCOUNTING.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Growth Company Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, non-taxable dividends and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $4,976,823,000 and $3,768,236,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20%) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .69% of average net assets after the performance adjustment.
The Board of Trustees has approved a new group fee rate schedule with rates ranging from .2500% to .5200%. Effective January 1, 1996, FMR voluntarily agreed to implement this new group fee rate schedule as it results in the same or a lower management fee.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $68,000 on sales of shares of the fund.
For the period January 1, 1995 through December 31, 1996, FDC will voluntarily waive the sales charge (3% of the offering price) on the sales of shares.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. During the period December 1, 1994 to December 31, 1994, FSC received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .23% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,883,000 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $5,105,000. The weighted average interest rate was 6.4375%.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $334,000 under this arrangement.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity Growth Company Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Mt. Vernon Street Trust: Fidelity Growth Company Fund, including the schedule of portfolio investments, as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Mt. Vernon Street Trust: Fidelity Growth Company Fund as of November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 4, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Growth Company Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
 12/18/95 12/15/95 $.16 $1.57
 1/8/96 1/5/96 - $.21
A total of 4.25% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 100% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders.
 The fund will notify shareholders in January 1996 of these percentages for use in preparing 1995 income tax returns.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI





INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Robert E. Stansky, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)